As filed with the Securities and Exchange Commission on December 13, 2001
                       1933 Act Registration No. 2-85229
                       1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]
         Pre-Effective Amendment No.    [   ]     [   ]
         Post-Effective Amendment No.   [ 33]     [ X ]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

         Amendment No.                  [ 34]     [ X ]

                                (Check appropriate box or boxes)


                                 NEUBERGER BERMAN INCOME FUNDS
                                 -----------------------------
                     (Exact Name of the Registrant as Specified in Charter)
                                        605 Third Avenue
                                 New York, New York 10158-0180
                            (Address of Principal Executive Offices)

               Registrant's Telephone Number, including area code: (212)476-8800

                                  Peter E. Sundman, President
                                 Neuberger Berman Income Funds
                                  605 Third Avenue, 2nd Floor
                                 New York, New York 10158-0180

                                    Arthur C. Delibert, Esq.
                                   Kirkpatrick & Lockhart LLP
                                1800 Massachusetts Avenue, N.W.
                                  Washington, D.C. 20036-1800
                          (Names and Addresses of agents for service)



Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___immediately  upon filing  pursuant to paragraph (b)

___on __________________ pursuant to paragraph (b)

___60 days after filing pursuant to paragraph (a)(1)

_X_on  FEBRUARY  11,  2001 pursuant to paragraph (a)(1)
       -------------------

___75 days after filing pursuant to paragraph  (a)(2)

___on ________________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 33 ON FORM N-1A

         This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 33 on Form N-1A

Cross Reference Sheet

         Neuberger Berman Income Funds

         Part A - Income Funds Investor Class Prospectus
                  Limited Maturity Bond Fund Trust Class Prospectus Institutional Cash Fund Trust Class Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

                                NEUBERGER BERMAN
                                 INCOME FUNDS(R)

                              INVESTOR CLASS SHARES

                                  Cash Reserves
                              Government Money Fund
                              High Yield Bond Fund
                           Limited Maturity Bond Fund
                              Municipal Money Fund
                           Municipal Securities Trust


                                   PROSPECTUS



                               FEBRUARY [ ], 2002



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

NEUBERGER BERMAN INCOME FUNDS
INVESTOR CLASS SHARES

CASH RESERVES
GOVERNMENT MONEY FUND
HIGH YIELD BOND FUND
LIMITED MATURITY BOND FUND
MUNICIPAL MONEY FUND
MUNICIPAL SECURITIES TRUST

YOUR INVESTMENT
SHARE PRICES
PRIVILEGES AND SERVICES
DISTRIBUTIONS AND TAXES
MAINTAINING YOUR ACCOUNT
BUYING SHARES
SELLING SHARES



















The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.

THESE FUNDS:

         o     ARE DESIGNED FOR INVESTORS WITH A RANGE OF DIFFERENT GOALS IN
               MIND:

               o THE MONEY MARKET FUNDS ARE DESIGNED FOR INVESTORS SEEKING CAPITAL PRESERVATION, LIQUIDITY AND INCOME

               o THE BOND FUNDS ARE DESIGNED FOR INVESTORS SEEKING HIGHER INCOME THAN MONEY MARKET FUNDS TYPICALLY PROVIDE IN EXCHANGE FOR SOME RISK TO PRINCIPAL

               o THE MUNICIPAL FUNDS ARE DESIGNED FOR INVESTORS SEEKING INCOME EXEMPT FROM FEDERAL INCOME TAXES

         o OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED BOND AND MONEY MARKET PORTFOLIOS

         o ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT SEEK TO PROVIDE DIFFERENT LEVELS OF TAXABLE OR TAX-EXEMPT INCOME

         o CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

         o ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

[SIDEBAR]

FUND MANAGEMENT


All of the Neuberger Berman Income Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC as sub-adviser. Together, the firms manage more than $[ ] billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.


RISK INFORMATION

This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see "OBTAINING INFORMATION" at the end of this prospectus).
[END SIDEBAR]

NEUBERGER BERMAN

CASH RESERVES

         Ticker Symbol: NBCXX




     "IN MANAGING THIS FUND WE FOCUS ON THE THREE MAIN GOALS INVESTORS LOOK FOR IN A MONEY MARKET INVESTMENT: LIQUIDITY, STABILITY AND HIGH CURRENT INCOME. AT THE SAME TIME, WE SEEK TO MAINTAIN HIGH STANDARDS FOR CREDIT
              QUALITY, IN SOME CASES HIGHER THAN REQUIRED BY LAW."

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund seeks to maintain a stable $1.00 share price, and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. Asset-backed securities will constitute a significant percentage of the fund's investments as a result of this policy.


The fund also may invest in corporate bonds and commercial paper, U.S. Government and Agency Securities, variable and floating rate instruments, repurchase agreements on non-financial services obligations and the securities of other investment companies. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending, and may invest the proceeds.


The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

[SIDEBAR]

MONEY MARKET FUNDS
Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations also require money market funds to limit investments to the top two rating categories of credit quality and unrated securities deemed by the adviser to be of equivalent quality. This fund typically exceeds this requirement by investing only in first-tier securities.
[END SIDEBAR]

MAIN RISKS
Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

The fund's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector is likely to increase.


Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.


The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default.

[SIDEBAR]

OTHER RISKS

Although the fund has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund. While the fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the security. When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the fund avoid losses but may mean lost opportunities.

[END SIDEBAR]

PERFORMANCE

The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

=================================
Year                   %
=================================
1992                  3.37
=================================
1993                  2.64
=================================
1994                  3.72
=================================
1995                  5.45
=================================
1996                  4.92
=================================
1997                  5.12
=================================
1998                  5.08
=================================
1999                  4.68
=================================
2000                  5.94
=================================
2001
=================================


BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
===========================================================
                        1 Year     5 Years     10 Years
===========================================================
CASH RESERVES
===========================================================

[SIDEBAR]

PERFORMANCE MEASURES


The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.
To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.
[END SIDEBAR]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
================================================================================
SHAREHOLDER FEES                                                        None
================================================================================
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
================================================================================
PLUS:                     Management fees
================================================================================
                          Distribution (12b-1) fees                     None
================================================================================
                          Other expenses
================================================================================
EQUALS:                   Total annual operating expenses
================================================================================

         * THE FIGURES IN THIS TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


===========================================================
               1 Year    3 Years    5 Years     10 Years

===========================================================
Expenses              $          $          $            $
===========================================================

[SIDEBAR]

MANAGEMENT
THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.

CATHERINE L. WATERWORTH is Vice President of Neuberger Berman Management and Neuberger Berman, LLC. From 1995 to 1998, Waterworth was a managing director of high-grade fixed income at a major investment firm. She has co-managed the fund's assets since 2002.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01, the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]


FINANCIAL HIGHLIGHTS
====================================================================================================================
Year Ended October 31,                  1997           1998           1999           2000           2001
====================================================================================================================
PER-SHARE DATA ($)
====================================================================================================================
====================================================================================================================
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
====================================================================================================================
                Share price (NAV) at            1.0000         1.0000         1.0000         1.0000
                beginning of year
====================================================================================================================
PLUS:           Income from investment operations
====================================================================================================================
                Net investment income           0.0499         0.0499         0.0453         0.0562
====================================================================================================================
                Net gains/losses                    --             --             --             --              --
====================================================================================================================
                Subtotal: income from
                investment operations           0.0499         0.0499         0.0453         0.0562
====================================================================================================================
MINUS:          Distributions to shareholders
====================================================================================================================
                Income dividends                0.0499         0.0499         0.0453         0.0562
====================================================================================================================
                Subtotal:
                distributions to
                shareholders                    0.0499         0.0499         0.0453         0.0562
====================================================================================================================
                Share price (NAV) at
EQUALS:         end of year                     1.0000         1.0000         1.0000         1.0000
====================================================================================================================
RATIOS (% OF AVERAGE NET ASSETS)
====================================================================================================================
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
====================================================================================================================
Net expenses-- actual                             0.63           0.63           0.61           0.60
====================================================================================================================
Expenses(1)                                       0.63           0.64           0.61           0.60
====================================================================================================================
Net investment income-- actual                    4.98           5.00           4.55           5.61
====================================================================================================================
OTHER DATA
====================================================================================================================
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
====================================================================================================================
Total return (%)                                  5.11           5.10           4.63           5.76
====================================================================================================================
Net assets at end of year (in millions           664.1        1,024.6        1,104.2        1,324.8
of dollars)
====================================================================================================================

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see "OBTAINING INFORMATION" at the end of this prospectus).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

NEUBERGER BERMAN

GOVERNMENT MONEY FUND

         Ticker Symbol: NBGXX





  "CURRENTLY, THIS FUND INVESTS ONLY IN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. THIS STRATEGY OFFERS COMFORT
            TO INVESTORS WHO ARE LOOKING FOR CAPITAL PRESERVATION."

GOAL & STRATEGY

THE FUND SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the fund normally invests at least 80% of its net assets in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, including repurchase agreements collateralized by these same securities. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending, and may invest the proceeds. The fund seeks to maintain a stable $1.00 share price. A portion of the fund's dividends are generally exempt from state income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).


The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the fund's assets in a mix of securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of net assets in securities issued or guaranteed by the U.S. Government or its agencies without providing shareholders at least 60 days' notice.

[SIDEBAR]

MONEY MARKET FUNDS

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).
By investing only in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, this fund maintains even more stringent quality standards than money market fund regulations require.

STATE TAX EXEMPTIONS


Because the income from direct obligations of the U.S. Government or its agencies is exempt from state and local income taxes, a part of the fund's dividends generally are too. Investors in higher tax brackets who live in areas with substantial income tax rates may realize higher after-tax yields from this fund than from certain fully taxable money funds.
[END SIDEBAR]

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well.

The fund's emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money market funds, either on a before- or after-tax basis. Over time, the fund may produce lower returns than bond or stock investments. Although the fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.


Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse agreement in instruments having a maturity longer than the agreement.)

[SIDEBAR]

OTHER RISKS


Although the fund has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.


While securities in the fund's portfolio carry U.S. government guarantees, these guarantees do not extend to shares of the fund itself and do not guarantee the market price of the security.

[END SIDEBAR]

PERFORMANCE

The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year


=================================
Year                   %
=================================
1992                  3.27
=================================
1993                  2.50
=================================
1994                  3.41
=================================
1995                  5.16
=================================
1996                  4.69
=================================
1997                  4.75
=================================
1998                  4.65
=================================
1999                  4.19
=================================
2000                  5.40
=================================
2001
=================================

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
===========================================================
                              1 Year  5 Years   10 Years
===========================================================
GOVERNMENT MONEY FUND
===========================================================

[SIDEBAR]

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.


To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.
[END SIDEBAR]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
================================================================================
SHAREHOLDER FEES                                              None
================================================================================
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
================================================================================
PLUS:                     Management fees
================================================================================
                          Distribution (12b-1) fees                     None
================================================================================
                          Other expenses
================================================================================
EQUALS:                   Total annual operating expenses


         * THE FIGURES IN THIS TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


===========================================================
               1 Year    3 Years    5 Years     10 Years
===========================================================
Expenses              $          $          $            $
===========================================================


[SIDEBAR]
MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.

CATHERINE L. WATERWORTH is Vice President of Neuberger Berman Management and Neuberger Berman, LLC. From 1995 to 1998, Waterworth was a managing director of high-grade fixed income at a major investment firm. She has co-managed the fund's assets since 2002.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01, the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]


FINANCIAL HIGHLIGHTS
====================================================================================================================
Year Ended October 31,                       1997           1998           1999           2000            2001
====================================================================================================================
PER-SHARE DATA ($)
====================================================================================================================
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
====================================================================================================================
                Share price (NAV) at            1.0000         1.0000         1.0000          1.0001
                beginning of year
====================================================================================================================
PLUS:           Income from investment operations
====================================================================================================================
                Net investment income           0.0468         0.0459         0.0406          0.0509
====================================================================================================================
                Net gains/losses                    --         0.0001             --              --
====================================================================================================================
                Subtotal: income from
                investment operations           0.0468         0.0460         0.0406          0.0509
====================================================================================================================
MINUS:          Distributions to shareholders
====================================================================================================================
                Income dividends                0.0468         0.0459         0.0406          0.0509
====================================================================================================================
                Capital gain
                distributions                       --             --         0.0001              --
====================================================================================================================
                Subtotal:
                distributions to
                shareholders                    0.0468         0.0459         0.0407          0.0509
====================================================================================================================
                Share price (NAV) at
EQUALS:         end of year                     1.0000         1.0001         1.0000          1.0000
====================================================================================================================
RATIOS (% OF AVERAGE NET ASSETS)
====================================================================================================================
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
====================================================================================================================
Net expenses-- actual                             0.63           0.63           0.60            0.67
====================================================================================================================
Expenses(1)                                       0.64           0.64           0.60            0.67
====================================================================================================================
Net investment income-- actual                    4.65           4.61           4.08            4.99
====================================================================================================================
OTHER DATA
====================================================================================================================
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
====================================================================================================================
Total return (%)                                  4.78           4.69           4.14            5.22
====================================================================================================================
Net assets at end of year (in millions           308.2          367.6          653.4           303.8
of dollars)
====================================================================================================================

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see "OBTAINING INFORMATION" at the end of this prospectus).


(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

NEUBERGER BERMAN

HIGH YIELD BOND FUND

         Ticker Symbol:
                 NBHAX








 "IN SEEKING HIGH YIELDS, WE LOOK FOR ATTRACTIVE LOWER-RATED BONDS USING A VALUE
  APPROACH THAT IS SIMILAR TO THAT USED BY SOME STOCK FUNDS. WE ALSO SEEK COMPANIES WHOSE BUSINESSES ARE CAPABLE OF SUSTAINING THE NECESSARY CASH
                  FLOWS TO PAY DOWN DEBT OR FUND THEIR GROWTH."

GOAL & STRATEGY

THE FUND SEEKS HIGH CURRENT INCOME; CAPITAL GROWTH IS A SECONDARY GOAL.


To pursue these goals, the fund normally invests at least 80% of its net assets in high-yield, lower-rated debt securities (sometimes known as junk bonds). The fund may also invest in investment-grade debt securities and in stocks. The fund seeks to reduce risk by diversifying among many securities and industries.

The managers look for securities issued by companies that have an established market position and steady cash flows that are well in excess of the amounts they need to cover interest and principal on their debt. Specifically, they seek to invest in companies that can generate cash flows sufficient to pay down debt or fund their growth, a process known as deleveraging. Where possible, the managers favor companies with strong competitive positions and low cost operations. They analyze issuers' income statements, balance sheets, and cash flow statements and may meet with corporate management to assess business strategies and evaluate company prospects. The managers may also consider an issue's liquidity and the strength and quality of its underwriters and the issuer's equity owners.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of net assets in high-yield, lower-rated debt securities without providing shareholders at least 60 days' advance notice.

[SIDEBAR]

LOWER-RATED BONDS

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

Any bond rated below the top four categories (or if unrated, deemed by the fund's adviser to be of comparable quality) is considered a lower-rated bond. These bonds pay higher rates to compensate for higher risk. High-yield bond prices tend to be affected primarily by news relating to the financial health of issuers, including general economic news and news about a particular industry or company.


CREDIT CHANGES

A bond's credit rating may change with the financial health of its issuer. Improved credit quality generally prompts a price increase, deteriorating credit a price decrease.

[END SIDEBAR]

MAIN RISKS

Much of the fund's performance depends on what happens in the high yield bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.
By focusing on lower-rated bonds, the fund is subject to their risks, including the risk its holdings may:

         o fluctuate more widely in price and yield than investment-grade bonds
         o fall in price during times when the economy is weak or is expected to become weak
         o    be difficult to sell at the time and price the fund desires

The fund's performance may also suffer if it owns bonds of a given issuer or industry that is affected by bad news or if an issuer defaults on payment of its debt obligations.

Although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, a rise in interest rates is still likely to cause lower-rated bonds to fall in price. Over time, the fund may produce lower returns than stock investments.
Lower-rated bonds are less liquid and therefore may carry high transaction costs, which could affect the fund's performance.

[SIDEBAR]

OTHER RISKS

The fund may use certain practices and securities involving additional risks. The use of certain derivatives to hedge interest rate risk could affect fund performance if the derivatives do not perform as expected.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high quality short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.

[END SIDEBAR]

PERFORMANCE
The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year
=================================
Year                   %
=================================
1992
=================================
1993
=================================
1994
=================================
1995
=================================
1996
=================================
1997
=================================
1998
=================================
1999                 -6.48
=================================
2000                 -3.68
=================================
2001
=================================

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
=============================================================
                                         1 Year    Since
                                                 Inception
                                                 (3/3/98)
=============================================================
HIGH YIELD BOND FUND
=============================================================
Lehman Brothers High Yield Bond Index
=============================================================


The Lehman Brothers High Yield Bond Index is an unmanaged index of fixed rate, publicly issued, non-investment grade debt registered with the SEC.

[SIDEBAR]

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

The table compares the fund's returns to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return.
[END SIDEBAR]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
================================================================================
SHAREHOLDER FEES                                                        None
================================================================================
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
================================================================================
PLUS:                     Management fees
================================================================================
                          Distribution (12b-1) fees                     None
================================================================================
                          Other expenses
================================================================================
EQUALS:                   Total annual operating expenses
================================================================================


* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.00% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


===========================================================
                 1 Year   3 Years    5 Years    10 Years
===========================================================
Expenses**             $          $          $           $
===========================================================

** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $ , $ , $ AND $ , RESPECTIVELY.

[SIDEBAR]

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since inception in 1998.

ROBERT S. FRANKLIN and CATHERINE L. WATERWORTH are Vice Presidents of Neuberger Berman Management and Neuberger Berman, LLC. They have co-managed the fund's assets since 1999. From 1997 to 1999, Franklin was a vice president and high yield research analyst for a prominent investment firm and from 1988 to 1997 was a vice president and senior credit analyst for a major credit rating agency. From 1995 to 1998, Waterworth was a managing director of high-grade fixed income at a major investment firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01, the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]


FINANCIAL HIGHLIGHTS
======================================================================================================================
Year Ended October 31,                               1998(1)            1999             2000              2001
======================================================================================================================
PER-SHARE DATA ($)
======================================================================================================================
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
======================================================================================================================
                       Share price (NAV) at                 10.00             9.34              8.68
                       beginning of year
======================================================================================================================
PLUS:                  Income from investment operations
======================================================================================================================
                       Net investment income                 0.51             0.85              0.75
======================================================================================================================
                       Net gains/losses--
                       realized and unrealized             (0.66)           (0.66)            (1.48)
======================================================================================================================
                       Subtotal: income from
                       investment operations               (0.15)             0.19            (0.73)
======================================================================================================================
MINUS:                 Distributions to shareholders
======================================================================================================================
                       Income dividends                      0.51             0.85              0.75
======================================================================================================================
                       Subtotal: distributions
                       to shareholders                       0.51             0.85              0.75
======================================================================================================================
                       Share price (NAV) at end
EQUALS:                of year                               9.34             8.68              7.20
======================================================================================================================
RATIOS (% OF AVERAGE NET ASSETS)
======================================================================================================================
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
======================================================================================================================
Net expenses-- actual                                     1.00(2)             1.01              1.00
======================================================================================================================
Gross expenses(3)                                         1.65(2)             1.43              2.04
======================================================================================================================
Expenses(4)                                               1.00(2)             1.01              1.01
======================================================================================================================
Net investment income-- actual                            8.03(2)             9.20              9.66
======================================================================================================================
OTHER DATA
======================================================================================================================
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
======================================================================================================================
Total return (%)(6)                                     (1.69)(5)             1.86            (8.60)
======================================================================================================================
Net assets at end of year (in millions of
dollars)                                                     22.6             23.8              12.1
======================================================================================================================
Portfolio turnover rate (%)                                    16               66                74
======================================================================================================================

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see "OBTAINING INFORMATION" at the end of this prospectus).


(1) PERIOD FROM 3/3/98 (BEGINNING OF OPERATIONS) TO 10/31/98.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) NOT ANNUALIZED.
(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

NEUBERGER BERMAN

LIMITED MATURITY BOND FUND

         Ticker Symbol: NLMBX













    "HISTORICALLY, LIMITED MATURITY PORTFOLIOS HAVE BEEN ABLE TO DELIVER MUCH OF THE YIELD AVAILABLE IN THE INVESTMENT-GRADE BOND MARKET WHILE OFFERING
        REDUCED SHARE PRICE FLUCTUATION. WITH THIS IN MIND, WE STRIVE TO
         MANAGE THE FUND WITH AN EMPHASIS ON YIELD AND RISK MANAGEMENT."

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the fund may invest up to 10% of net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the managers to be of comparable quality. When the managers believe there are attractive opportunities in foreign markets, the fund may also invest in foreign debt securities to enhance yield and/or total return.

The fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.


The managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund normally invests at least 80% of its net assets in bonds and other debt securities. The fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

[SIDEBAR]

DURATION

Duration is a measurement of a bond investment's sensitivity to changes in interest rates. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

BOND RATINGS

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated. Bonds in the top four categories of credit quality are considered investment grade. Bonds in the fifth or sixth category (BB/Ba or B) are called lower-rated, or non-investment grade. Many of these "junk bonds" are actually issued by reputable companies and offer attractive yields.

[END SIDEBAR]

MAIN RISKS

Most of the fund's performance depends on what happens in the government, agency and investment-grade bond markets. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase duration, heightening interest rate risk.
Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

[SIDEBAR]

OTHER RISKS

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if the derivatives do not perform as expected.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.

[END SIDEBAR]

PERFORMANCE

The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year


=================================
Year                   %
=================================
1992                  5.18
=================================
1993                  6.79
=================================
1994                 -0.34
=================================
1995                 10.59
=================================
1996                  4.50
=================================
1997                  6.85
=================================
1998                  4.65
=================================
1999                  1.64
=================================
2000                  6.70
=================================
2001
=================================

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
============================================================
                                    1 Year 5 Years 10 Years
============================================================
LIMITED MATURITY BOND FUND
============================================================
Merrill Lynch 1-3 Year Treasury
Index
============================================================


The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.

[SIDEBAR]

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

The table compares the fund's returns to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment. To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return.
[END SIDEBAR]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
================================================================================
SHAREHOLDER FEES                                                        None
================================================================================
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
================================================================================
PLUS:                     Management fees
================================================================================
                          Distribution (12b-1) fees                     None
================================================================================
                          Other expenses
================================================================================
EQUALS:                   Total annual operating expenses
================================================================================


* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.70% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


===========================================================
                 1 Year   3 Years    5 Years    10 Years
===========================================================
Expenses**             $          $          $           $
===========================================================


** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $72, $224, $390 AND $871, RESPECTIVELY.

[SIDEBAR]

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.

CATHERINE L. WATERWORTH is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the fund's assets since December 1998.

From 1995 to 1998, she was a managing director of high grade fixed income at a major investment firm.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01, the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]


FINANCIAL HIGHLIGHTS
====================================================================================================================
Year Ended October 31,                       1997           1998           1999           2000           2001
====================================================================================================================
PER-SHARE DATA ($)
====================================================================================================================
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
====================================================================================================================
                Share price (NAV) at              9.99          10.03           9.91           9.51
                beginning of year
====================================================================================================================
PLUS:           Income from investment operations
====================================================================================================================
                Net investment income             0.63           0.60           0.59           0.61
====================================================================================================================
                Net gains/losses--
                realized and unrealized           0.04         (0.12)         (0.40)         (0.20)
====================================================================================================================
                Subtotal: income from
                investment operations             0.67           0.48           0.19           0.41
====================================================================================================================
MINUS:          Distributions to shareholders
====================================================================================================================
                Income dividends                  0.63           0.60           0.59           0.58
====================================================================================================================
                Tax return of capital               --             --             --           0.03
====================================================================================================================
                Subtotal:
                distributions to
                shareholders                      0.63           0.60           0.59           0.61
====================================================================================================================
                Share price (NAV) at
EQUALS:         end of year                      10.03           9.91           9.51           9.31
====================================================================================================================
RATIOS (% OF AVERAGE NET ASSETS)
====================================================================================================================
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
====================================================================================================================
Net expenses-- actual                             0.70           0.70           0.70           0.70
====================================================================================================================
Gross expenses(1)                                 0.71           0.75           0.72           0.76
====================================================================================================================
Expenses(2)                                       0.70           0.71           0.70           0.70
====================================================================================================================
Net investment income-- actual                    6.34           6.03           5.98           6.43
====================================================================================================================
OTHER DATA
====================================================================================================================
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
====================================================================================================================
Total return (%)(3)                               6.97           4.92           1.98           4.47
====================================================================================================================


                                                                                                                 32

Net assets at end of year (in millions
of dollars)                                      255.4          295.2          227.0          167.9
====================================================================================================================
Portfolio turnover rate (%)                         89             44            102            105
====================================================================================================================

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see "OBTAINING INFORMATION" at the end of this prospectus).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

NEUBERGER BERMAN

MUNICIPAL MONEY FUND

         Ticker Symbol: NBTXX







    "MONEY MARKET YIELDS THAT ARE GENERALLY FREE FROM FEDERAL INCOME TAX MAY APPEAL TO MANY INVESTORS, PARTICULARLY THOSE IN HIGHER TAX BRACKETS. WE ALSO
    KEEP SAFETY IN MIND, AND PREFER NOT TO REACH FOR YIELDS AT THE EXPENSE OF
                                CREDIT QUALITY."

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the fund normally invests at least 80% of its net assets in high quality, short-term securities from municipal issuers around the country. The fund seeks to maintain a stable $1.00 share price. The fund's dividends are generally exempt from federal income taxes. A portion of the dividends you receive may also be exempt from state and local taxes, depending on where you live. The fund seeks to reduce credit risk by diversifying among many municipal issuers around the country.


The managers monitor a range of economic, financial and political factors, in order to weigh the yields of municipal securities of various types and maturities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the fund's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of net assets in high quality short-term municipal securities without providing shareholders at least 60 days' notice.

[SIDEBAR]

MONEY MARKET FUNDS


Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).
The regulations also require money market funds to limit investments to the top two rating categories of credit quality and unrated securities deemed by the adviser to be of equivalent quality.


TAX-EQUIVALENT YIELDS

To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

[END SIDEBAR]

MAIN RISKS

Most of the fund's performance depends on credit quality and interest rates. Because the fund emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the fund's yields typically will fall as well. Over time, the fund may produce lower returns than other bond or stock investments, and may not always keep pace with inflation.

Even among high quality short-term municipal securities, there is the risk that an issuer could go into default, which would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the fund invests in so-called private activity bonds, its dividends may be subject to alternative minimum tax. Historically, these bonds have made up a significant portion of the fund's holdings. Consult your tax adviser for more information.

The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.

[SIDEBAR]

OTHER RISKS

Although the fund has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term taxable debt instruments. This strategy could help the fund avoid losses, but could produce income that is not tax-exempt and may mean lost opportunities.

[END SIDEBAR]

PERFORMANCE
The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year


=================================
Year                   %
=================================
1992                  2.40
=================================
1993                  1.79
=================================
1994                  2.29
=================================
1995                  3.30
=================================
1996                  2.80
=================================
1997                  3.03
=================================
1998                  2.86
=================================
1999                  2.67
=================================
2000                  3.52
=================================
2001
=================================

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
===========================================================
                             1 Year   5 Years   10 Years
===========================================================
MUNICIPAL MONEY FUND
===========================================================

[SIDEBAR]

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.
[END SIDEBAR]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
================================================================================
SHAREHOLDER FEES                                              None
================================================================================
ANNUAL OPERATING EXPENSES (% of average net assets)*
================================================================================
These are deducted from fund assets, so you pay them indirectly.
================================================================================
                          Management fees
================================================================================
PLUS:                     Distribution (12b-1) fees           None
================================================================================
                          Other expenses
================================================================================
EQUALS:                   Total annual operating expenses
================================================================================
                           * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S
EXPENSES.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


===========================================================
               1 Year    3 Years    5 Years     10 Years
===========================================================
Expenses              $          $          $            $
===========================================================

[SIDEBAR]

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.

THOMAS J. BROPHY and KELLY M. LANDRON are Vice Presidents of Neuberger Berman Management. Brophy is also a Vice President of Neuberger Berman, LLC. They have co-managed the fund's assets since March 2000. From 1998 to 2000, Brophy was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1987 to 1998, he was a portfolio manager at another investment firm. From 1990 to 2000, Landron held positions in fixed income trading, analysis and portfolio management for Neuberger Berman, LLC.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01, the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]



FINANCIAL HIGHLIGHTS
====================================================================================================================
Year Ended October 31,                  1997           1998           1999           2000           2001
====================================================================================================================
PER-SHARE DATA ($)
====================================================================================================================
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
====================================================================================================================
                Share price (NAV) at            0.9993         0.9994         0.9997
                beginning of year
====================================================================================================================
PLUS:           Income from investment operations
====================================================================================================================
                Net investment income           0.0296         0.0288         0.0256         0.0336
====================================================================================================================
                Net gains/losses                0.0001         0.0003         0.0001             --
====================================================================================================================
                Subtotal: income from
                investment operations           0.0297         0.0291         0.0257         0.0336
====================================================================================================================
MINUS:          Distributions to shareholders
====================================================================================================================
                Income dividends                0.0296         0.0288         0.0256         0.0336
====================================================================================================================
                Capital gain
                distributions                       --             --             --         0.0001
====================================================================================================================
                Subtotal:
                distributions to
                shareholders                    0.0296         0.0288         0.0256         0.0337
====================================================================================================================
                Share price (NAV) at
EQUALS:         end of year                     0.9994         0.9997         0.9998         0.9997
====================================================================================================================
RATIOS (% OF AVERAGE NET ASSETS)
====================================================================================================================
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
====================================================================================================================
Net expenses-- actual                             0.72           0.71           0.67           0.67
====================================================================================================================
Expenses(1)                                       0.73           0.72           0.68           0.68
====================================================================================================================
Net investment income-- actual                    2.95           2.88           2.58           3.33
====================================================================================================================
OTHER DATA
====================================================================================================================
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested.
====================================================================================================================
Total return (%)                                  3.00           2.92           2.59           3.41
====================================================================================================================
Net assets at end of year (in millions           156.3          221.5          293.8          255.5
of dollars)
====================================================================================================================

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see "OBTAINING INFORMATION" at the end of this prospectus).


(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

NEUBERGER BERMAN

MUNICIPAL SECURITIES TRUST

         Ticker Symbol: NBMUX

  "INSEARCH OF INCOME AND TOTAL RETURN, WE APPROACH THE MUNICIPAL MARKET WITH A
      VALUE-ORIENTED APPROACH, LOOKING FOR SECURITIES THAT ARE ATTRACTIVELY
       PRICED COMPARED TO THEIR PEERS. WE ALSO FOCUS ON CREDIT QUALITY AND
                   DIVERSIFICATION IN SEEKING TO REDUCE RISK."

GOAL & STRATEGY

THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH LOW RISK TO PRINCIPAL AND LIQUIDITY; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the fund normally invests at least 80% of its total assets in securities from municipal issuers around the country. All securities in which the fund invests must be investment grade (rated within the four highest categories or, if unrated, deemed by the managers to be of comparable quality). The fund's dividends are generally exempt from federal income taxes. A portion of the dividends you receive may also be exempt from state and local taxes, depending on where you live.

The fund seeks to minimize its exposure to credit risk by diversifying among many municipal issuers around the country and among the different types of municipal securities available.

Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of ten years or less.

The managers monitor national trends in the municipal securities market, as well as a range of economic, financial and political factors. The managers analyze individual issues and look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. To help maintain the portfolio's credit quality, the managers seek to avoid securities from states or regions with weak economies or other revenue problems.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of total assets in securities from municipal issuers around the country without providing shareholders at least 60 days' notice.

[SIDEBAR]

DURATION

Duration is a measurement of a bond investment's sensitivity to changes in interest rates. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

TAX-EQUIVALENT YIELDS

To make accurate comparisons between tax-exempt and taxable yields, you should know your tax situation. Although the yields on taxable investments may be higher, tax-exempt investments may be the better choice on an after-tax basis.

[END SIDEBAR]

MAIN RISKS

Most of the fund's performance depends on what happens in the municipal bond market. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected by political or regulatory changes, whether regional or national, and by developments concerning tax laws and tax-exempt securities.
Because the fund emphasizes higher credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This could mean that its yield may be lower than that available from certain other municipal bond funds.

Over time, the fund may produce lower returns than stock investments.

The fund is not an appropriate investment for tax-advantaged accounts, such as IRAs, and may not be beneficial for investors in low tax brackets.

[SIDEBAR]

OTHER RISKS

The fund may use certain practices and securities involving additional risks. The use of certain derivatives to hedge interest rate risk could affect fund performance if the derivatives do not perform as expected.

To the extent that the fund invests in so-called private activity bonds, its dividends may be subject to alternative minimum tax. Consult your tax adviser for more information. When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term taxable debt instruments. This strategy may mean lost opportunities and, along with any other investments in taxable securities or derivatives, could produce income that is not tax-exempt.

[END SIDEBAR]

PERFORMANCE

The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year


=================================
Year                   %
=================================
1992                  6.91
=================================
1993                  9.54
=================================
1994                 -3.98
=================================
1995                 12.71
=================================
1996                  3.56
=================================
1997                  7.37
=================================
1998                  5.94
=================================
1999                 -1.25
=================================
2000                  9.02
=================================
2001
=================================

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
===========================================================
                                  1 Year 5 Years 10 Years
===========================================================
MUNICIPAL SECURITIES TRUST
===========================================================
Lehman Brothers 7-Year GO Index
===========================================================

The Lehman Brothers 7-year General Obligation Index is an unmanaged index of investment grade, tax-exempt general obligations (state and local).

[SIDEBAR]

PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

The table compares the fund's returns to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return. You can also ask for information on how the fund's yields compare to taxable yields after taxes are taken into consideration.
[END SIDEBAR]

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
================================================================================
                                                                        None
SHAREHOLDER FEES
================================================================================
ANNUAL OPERATING EXPENSES (% of average net assets)* These are deducted from fund assets, so you pay them indirectly.
================================================================================
PLUS:                     Management fees
================================================================================
                          Distribution (12b-1) fees                     None
================================================================================
                          Other expenses
================================================================================
EQUALS:                   Total annual operating expenses
================================================================================


* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.65% OF AVERAGE NET ASSETS. THIS ARRANGEMENT MAY BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


===========================================================
                 1 Year   3 Years    5 Years    10 Years
===========================================================
Expenses**             $          $          $           $
===========================================================


** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE- AND TEN-YEAR PERIODS WOULD BE $66, $208, $362 AND $810, RESPECTIVELY.

[SIDEBAR]

MANAGEMENT

THEODORE P. GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.

THOMAS J. BROPHY and KELLY M. LANDRON are Vice Presidents of Neuberger Berman Management. Brophy is also a Vice President of Neuberger Berman, LLC. They have co-managed the fund's assets since March 2000. From 1998 to 2000, Brophy was a portfolio manager and credit analyst for Neuberger Berman, LLC. From 1987 to 1998, he was a portfolio manager at another investment firm. From 1990 to 2000, Landron held positions in fixed income trading, analysis and portfolio management for Neuberger Berman, LLC.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01, the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]



FINANCIAL HIGHLIGHTS
====================================================================================================================
Year Ended October 31,                       1997           1998           1999           2000           2001
====================================================================================================================
PER-SHARE DATA ($)
====================================================================================================================
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
====================================================================================================================
                Share price (NAV) at             10.78          11.02          11.34          10.78
                beginning of year
====================================================================================================================
PLUS:           Income from investment operations
====================================================================================================================
                Net investment income             0.47           0.46           0.45           0.46
====================================================================================================================
                Net gains/losses--
                realized and unrealized           0.24           0.32         (0.56)           0.22
====================================================================================================================
                Subtotal: income from
                investment operations             0.71           0.78         (0.11)           0.68
====================================================================================================================
MINUS:          Distributions to shareholders
====================================================================================================================
                Income dividends                  0.47           0.46           0.45           0.46
====================================================================================================================
                Subtotal:
                distributions to
                shareholders                      0.47           0.46           0.45           0.46
====================================================================================================================
                Share price (NAV) at
EQUALS:         end of year                      11.02          11.34          10.78          11.00
====================================================================================================================
RATIOS (% OF AVERAGE NET ASSETS)
====================================================================================================================
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
====================================================================================================================
Net expenses-- actual                             0.65           0.65           0.65           0.65
====================================================================================================================
Gross expenses(1)                                 1.05           1.11           1.07           1.22
====================================================================================================================
Expenses(2)                                       0.66           0.66           0.66           0.66
====================================================================================================================
Net investment income-- actual                    4.30           4.13           4.03           4.22
====================================================================================================================


                                                                              49

OTHER DATA
====================================================================================================================
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
====================================================================================================================
Total return (%)(3)                               6.71           7.22         (1.03)           6.46
====================================================================================================================
Net assets at end of year (in millions
of dollars)                                       31.6           40.1           35.0           28.7
====================================================================================================================
Portfolio turnover rate (%)                         22             24             17             37
====================================================================================================================

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see "OBTAINING INFORMATION" at the end of this prospectus).


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT. 2 SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. 3 WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

YOUR INVESTMENT

SHARE PRICES

Because Investor Class shares of these funds do not have sales charges, the price you pay for each share of a fund is the net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.


The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or any other day the Exchange is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the fund would post a notice on the Neuberger Berman website WWW.NB.COM. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. (See "MAINTAINING YOUR ACCOUNT" for instructions on placing orders.) We cannot accept your purchase order until payment has been received. Each money market fund calculates its share price as of noon on business days. Each bond fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.


Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[SIDEBAR]

SHARE PRICE CALCULATIONS


The price of Investor Class shares of a fund is the total value of fund assets attributable to Investor Class minus the liabilities attributable to that class, divided by the total number of Investor Class shares outstanding. The share prices of the bond funds typically change every business day. The money market funds do not anticipate that their share price will fluctuate.

When valuing portfolio securities, the money market funds use a constant amortization method and the bond funds use bid quotations. When a bond fund believes a quotation does not reflect a security's current market value, the fund may substitute for the quotation a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities. The funds may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the NYSE closes.

INVESTMENT PROVIDERS
The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, if you use an investment provider, most of the information you will need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.
[END SIDEBAR]

PRIVILEGES AND SERVICES

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more in any bond fund in this prospectus. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals from a Neuberger Berman fund of at least $100 on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses (except in money market funds).

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

[SIDEBAR]

DOLLAR-COST AVERAGING

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

[END SIDEBAR]

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, each of the funds declares income dividends daily and pays them monthly. The bond funds make any capital gain distributions once a year (in December). The money market funds do not anticipate making any capital gain distributions. Gains from foreign currency transactions, if any, are normally distributed in October.

Unless you tell us otherwise, your income and capital gain distributions from a fund will be reinvested in that fund. However, if you prefer you may:

         o    receive all distributions in cash
         o reinvest capital gain distributions, but receive income distributions in cash

Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Investor Class shares of another Neuberger Berman fund of the same account registration. To take advantage of one of these options, please indicate your choice on your application.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "TAXES AND YOU") will help clarify this for you.


Income distributions and net short-term capital gains are generally taxed as regular income. Distributions of other capital gains from all funds are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions. In general, for all investors (including corporations), a portion of the income distributions from the Government Money Fund are free from state income taxes and income distributions from the municipal funds are free from federal taxes. However, if you are a high-income individual who would owe comparatively little in federal income taxes, some of your fund income may be subject to the alternative minimum tax. A tax-exempt fund may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

[SIDEBAR]

BUYING SHARES BEFORE A DISTRIBUTION

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares of a bond fund just before the fund makes a capital gain distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.
Generally, if you're investing in a tax-advantaged retirement account, there are no tax consequences to you from distributions.

TAXES AND YOU

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax. How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

[END SIDEBAR]

MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares are under "BUYING SHARES." Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares you will receive the next share price calculated after your payment is received. Money market fund investors whose purchase orders are converted to "federal funds" before noon will accrue a dividend the same day. For the bond funds, dividends will not be earned or accrued until the day after our transfer agent receives payment.

WHEN YOU SELL SHARES -- Instructions for selling shares are under "SELLING SHARES." You can place an order to sell some or all of your shares at any time. Money market fund investors who place an order to sell shares before noon will not receive dividends on the day of the sale; bond fund investors will receive the dividends earned and accrued by the fund on the day they sell their shares. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

o        in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.


The funds no longer issue certificates for shares. If you have share certificates, the only way to redeem those shares is by sending in the certificates. Also, if you lose the certificate, you will be charged a fee to replace it.


If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire or certified check.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see "SIGNATURE GUARANTEES"). These cases include:

         o    when selling more than $50,000 worth of shares
         o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record
         o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance


When selling shares in an account that you do not intend to close, be sure to leave at least $2,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to that minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.


UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares. There are three things to remember when making an exchange:

         o    both accounts must have the same registration
         o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved
         o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange program is available to all shareholders in the funds, but can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.


PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. On certain non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.


Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES-- Under certain circumstances, the funds reserve the right to:

         o    suspend the offering of shares
         o    reject any exchange or investment order
         o    change, suspend, or revoke the exchange privilege
         o    suspend the telephone order privilege
         o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders
         o suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC
         o change their investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

[SIDEBAR]

BACKUP WITHHOLDING


When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires the fund to deduct back-up withholding from all money you receive from the fund (except for money market funds), whether from selling shares or from distributions. We are also required to withhold, based at the current tax rate, money you receive from distributions if the IRS tells us that you are subject to backup withholding.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. This 60-day grace period is not available on any other type of account. For information on custodial accounts, call 800-877-9700.


SIGNATURE GUARANTEES

A signature guarantee is a guarantee that your signature is authentic.
Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

FUND STRUCTURE

Each of the funds in this prospectus uses a "multiple class" structure. The funds offer either one or two classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Investor Class shares of the funds.

CONVERSION TO THE EURO


Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which began 1/1/99 and extends to 7/1/02.


At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.
[END SIDEBAR]



BUYING SHARES
====================================================================================================================
Method                  Things to know                                Instructions
====================================================================================================================
SENDING US A CHECK      Your first investment must be at least        Fill out the application and enclose your
                        $2,000                                        check
                        Additional investments can be as little as    If regular first-class mail, address to:
                        $100                                          NEUBERGER BERMAN FUNDS
                        We cannot accept cash, money orders, starter  BOSTON SERVICE CENTER
                        checks, or travelers checks                   P.O BOX 8403
                        You will be responsible for any losses or     BOSTON, MA 02266-8403
                        fees resulting from a bad check; if           If express delivery, registered mail, or
                        necessary, we may sell other shares           certified mail, send to:
                        belonging to you in order to cover these      NEUBERGER BERMAN FUNDS
                        losses                                        C/O STATE STREET BANK AND TRUST COMPANY
                        All checks must be made out to "Neuberger     66 BROOKS DRIVE
                        Berman Funds;" we cannot accept checks made   BRAINTREE, MA 02184-3839
                        out to you or other parties and signed over
                        to us
====================================================================================================================
WIRING MONEY            A wire for a first investment must be for at  Before wiring any money, call 800-877-9700
                        least $2,000                                  for an order confirmation
                        Wires for additional investments must be for  Have your financial institution send your
                        at least $1,000                               wire to State Street Bank and Trust Company
                                                                      Include your name, the fund name, your
                                                                      account number and other information as
                                                                      requested
====================================================================================================================
EXCHANGING FROM         An exchange for a first investment must be    Call 800-877-9700 to place your order
ANOTHER FUND            for at least $2,000                           To place an order using FUNDfone(R) call
                        Exchanges for additional investments must be  800-335-9366 for at least $1,000
                        Both accounts involved must be registered in
                        the same name, address and tax ID number
                        An exchange order cannot be cancelled or
                        changed once it has been placed
====================================================================================================================
BY TELEPHONE            We do not accept phone orders for a first     Call 800-877-9700 to notify us of your
                        investment                                    purchase
                        Additional investments must be for at least   Immediately follow up with a wire or
                        $1,000                                        electronic transfer
                        Shares will be purchased upon receipt of      To add shares to an existing account using
                        your money by our transfer agent              FUNDfone(R), call 800-335-9366
                        Not available on retirement accounts
====================================================================================================================


                                       60

====================================================================================================================
SETTING UP SYSTEMATIC   All investments must be at least $100         Call 800-877-9700 for instructions
INVESTMENTS
====================================================================================================================


[SIDEBAR]
RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements. Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.
Generally, retirement plans should not invest in municipal funds.

[END SIDEBAR]



SELLING SHARES
====================================================================================================================
Method                  Things to know                                Instructions
====================================================================================================================
SENDING US A LETTER     Unless you tell us otherwise, we will mail    Send us a letter requesting us to sell
                        your proceeds by check to the address of      shares signed by all registered owners;
                        record, payable to the registered owner(s)    include your name, account number, the fund
                        If you have designated a bank account on      name, the dollar amount or number of shares
                        your application, you can request that we     you want to sell, and any other instructions
                        wire the proceeds to this account; if the     If regular first-class mail, send to:
                        total balance in all of your Neuberger        Neuberger Berman Funds
                        Berman fund accounts is less than $200,000,   Boston Service Center
                        you will be charged an $8.00 wire fee         P.O Box 8403
                        You can also request that we send the         Boston, MA 02266-8403
                        proceeds to your designated bank account by   If express delivery, registered mail, or
                        electronic transfer without fee               certified mail, send to:
                        You may need a signature guarantee            Neuberger Berman Funds
                                                                      C/O State Street Bank and Trust Company
                                                                      66 Brooks Drive
                                                                      Braintree, MA 02184-3839
====================================================================================================================
SENDING US A FAX        For amounts of up to $50,000                  Write a request to sell shares as described
                        Not available if you have changed the         above
                        address on the account by phone, fax, or      Call 800-877-9700 to obtain the appropriate
                        postal address change in the past 15 days     fax number and to make sure it arrived and
                                                                      is in order
====================================================================================================================
CALLING IN YOUR ORDER   All phone orders to sell shares must be for   Call 800-877-9700 to place your order
                        at least $1,000, unless you are closing out   Give your name, account number, the fund
                        an account                                    name, the dollar amount or number of shares
                        Not available if you have declined the phone  you want to sell, and any other instructions
                        option or are selling shares in certain       To place an order using FUNDfone(R) call
                        retirement accounts                           800-335-9366
                        Not available if you have changed the
                        address on the account by phone, fax, or
                        postal address change in the past 15 days
====================================================================================================================
EXCHANGING INTO         All exchanges must be for at least $1,000     Call 800-877-9700 to place your order
ANOTHER FUND            Both accounts involved must be registered in  To place an order using FUNDfone(R) call
                        the same name, address and tax ID number      800-335-9366
                        An exchange order cannot be cancelled or
                        changed once it has been placed
====================================================================================================================


                                                                                                             62

====================================================================================================================
SETTING UP SYSTEMATIC   For accounts with at least $5,000 worth of    Call 800-877-9700 for instructions
WITHDRAWALS             shares in them
                        Withdrawals must be at least $100
====================================================================================================================
BY CHECK                Available for money market funds only
                        Withdrawals must be at least $250
                        Cannot include dividends accrued but not yet
                        posted to your account
====================================================================================================================

[SIDEBAR]

INTERNET CONNECTION


Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.


The site offers complete information on our funds, current performance data, as well as relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

[END SIDEBAR]

[SIDEBAR]
OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from:
NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Website:
www.nb.com
----------
Email:
questions@nbfunds.com
---------------------
You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov. You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
[END SIDEBAR]



NEUBERGER BERMAN INCOME FUNDS
INVESTOR CLASS SHARES
         o        No load
         o        No sales charges
         o        No 12b-1 fees
If you'd like further details on any of these funds, you can request a free copy of the following documents: SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:
         o a discussion by the portfolio managers about strategies and market conditions
         o        fund performance data and financial statements
         o        complete portfolio holdings
STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including: various types of securities and practices, and their risks, investment limitations and additional policies information about each fund's management and business structure The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus. Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
A0107 02/02
                                                       SEC file number: 811-3802

                                NEUBERGER BERMAN
                          LIMITED MATURITY BOND FUND(R)


                               TRUST CLASS SHARES


                                   PROSPECTUS



                               FEBRUARY [ ], 2002





THESE SECURITIES, LIKE THE SECURITIES OF ALL MUTUAL FUNDS, HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, AND THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

NEUBERGER BERMAN INCOME FUNDS TRUST CLASS SHARES
LIMITED MATURITY BOND FUND
--------------------------


YOUR INVESTMENT
MAINTAINING YOUR ACCOUNT
------------------------
SHARE PRICES
------------
DISTRIBUTIONS AND TAXES
-----------------------
FUND STRUCTURE
--------------













THE "NEUBERGER BERMAN" NAME AND LOGO ARE SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED TRADEMARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C)2002 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

THIS FUND:
   o  IS DESIGNED FOR INVESTORS SEEKING CURRENT INCOME
   o CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID
   o IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

[SIDEBAR]
FUND MANAGEMENT


THE FUND IS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC., IN CONJUNCTION WITH NEUBERGER BERMAN, LLC, AS SUB-ADVISER. TOGETHER, THE FIRMS MANAGE MORE THAN $[ ] BILLION IN TOTAL ASSETS (AS OF DECEMBER 31, 2001) AND CONTINUE AN ASSET MANAGEMENT HISTORY THAT BEGAN IN 1939.


RISK INFORMATION


THIS PROSPECTUS DISCUSSES PRINCIPAL RISKS OF INVESTMENT IN FUND SHARES. THESE AND OTHER RISKS ARE DISCUSSED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION (SEE "OBTAINING INFORMATION" AT THE END OF THIS PROSPECTUS). [ENDSIDEBAR]

NEUBERGER BERMAN
LIMITED MATURITY BOND FUND


     TICKER SYMBOL: NBLTX


"HISTORICALLY, LIMITED MATURITY PORTFOLIOS HAVE BEEN ABLE TO DELIVER MUCH OF THE YIELD AVAILABLE IN THE INVESTMENT-GRADE BOND MARKET WHILE OFFERING REDUCED SHARE PRICE FLUCTUATION. WITH THIS IN MIND, WE STRIVE TO MANAGE THE FUND WITH AN EMPHASIS ON YIELD AND RISK MANAGEMENT."

GOAL & STRATEGY
THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL. TO PURSUE THESE GOALS, THE FUND INVESTS MAINLY IN INVESTMENT-GRADE BONDS AND OTHER DEBT SECURITIES FROM U.S. GOVERNMENT AND CORPORATE ISSUERS. THESE MAY INCLUDE MORTGAGE- AND ASSET-BACKED SECURITIES. TO ENHANCE YIELD AND ADD DIVERSIFICATION, THE FUND MAY INVEST UP TO 10% OF NET ASSETS IN SECURITIES THAT ARE BELOW INVESTMENT GRADE, PROVIDED THAT, AT THE TIME OF PURCHASE, THEY ARE RATED AT LEAST B BY MOODY'S OR STANDARD & POOR'S OR, IF UNRATED BY EITHER OF THESE, DEEMED BY THE MANAGERS TO BE OF COMPARABLE QUALITY. WHEN THE MANAGERS BELIEVE THERE ARE ATTRACTIVE OPPORTUNITIES IN FOREIGN MARKETS, THE FUND MAY ALSO INVEST IN FOREIGN DEBT SECURITIES TO ENHANCE YIELD AND/OR TOTAL RETURN.


THE FUND SEEKS TO REDUCE CREDIT RISK BY DIVERSIFYING AMONG MANY ISSUERS AND DIFFERENT TYPES OF SECURITIES. ALTHOUGH IT MAY INVEST IN SECURITIES OF ANY MATURITY, UNDER NORMAL CIRCUMSTANCES IT MAINTAINS AN AVERAGE PORTFOLIO DURATION OF FOUR YEARS OR LESS. THE MANAGERS MONITOR NATIONAL TRENDS IN THE CORPORATE AND GOVERNMENT SECURITIES MARKETS, AS WELL AS A RANGE OF ECONOMIC AND FINANCIAL FACTORS. THE MANAGERS GENERALLY LOOK FOR SECURITIES THAT APPEAR UNDERPRICED COMPARED TO SECURITIES OF SIMILAR STRUCTURE AND CREDIT QUALITY. IN CHOOSING LOWER-RATED SECURITIES, THE MANAGERS LOOK FOR BONDS FROM ISSUERS WHOSE FINANCIAL HEALTH APPEARS COMPARATIVELY STRONG, AND THAT MAY HAVE THEIR CREDIT RATINGS RAISED.


THE FUND IS AUTHORIZED TO CHANGE ITS GOAL WITHOUT SHAREHOLDER APPROVAL, ALTHOUGH IT DOES NOT CURRENTLY INTEND TO DO SO. THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS NET ASSETS IN BONDS AND OTHER DEBT SECURITIES. THE FUND WILL NOT ALTER THIS POLICY WITHOUT PROVIDING AT LEAST 60 DAYS' PRIOR NOTICE TO SHAREHOLDERS.

[SIDEBAR]
DURATION

DURATION IS A MEASUREMENT OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES. TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED. BONDS IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY ARE CONSIDERED INVESTMENT GRADE. BONDS IN THE FIFTH OR SIXTH CATEGORY (BB/BA OR B) ARE CALLED LOWER-RATED, OR NON-INVESTMENT GRADE. MANY OF THESE "JUNK BONDS" ARE ACTUALLY ISSUED BY REPUTABLE COMPANIES AND OFFER ATTRACTIVE YIELDS.
[END SIDEBAR]

MAIN RISKS
MOST OF THE FUND'S PERFORMANCE DEPENDS ON WHAT HAPPENS IN THE GOVERNMENT, AGENCY AND INVESTMENT GRADE BOND MARKETS. THE VALUE OF YOUR INVESTMENT WILL RISE AND FALL, AND YOU COULD LOSE MONEY.

THE FUND'S YIELD AND TOTAL RETURN WILL CHANGE WITH INTEREST RATE MOVEMENTS. WHEN INTEREST RATES RISE, THE FUND'S SHARE PRICE WILL TYPICALLY FALL. THE FUND'S SENSITIVITY TO THIS RISK WILL INCREASE WITH ANY INCREASE IN THE FUND'S DURATION.

A DOWNGRADE OR DEFAULT AFFECTING ANY OF THE FUND'S SECURITIES WOULD AFFECT THE FUND'S PERFORMANCE. PERFORMANCE COULD ALSO BE AFFECTED IF UNEXPECTED INTEREST RATE TRENDS CAUSE THE FUND'S MORTGAGE- OR ASSET-BACKED SECURITIES TO BE PAID OFF SUBSTANTIALLY EARLIER OR LATER THAN EXPECTED. SLOWER PAYOFFS EFFECTIVELY INCREASE DURATION, HEIGHTENING INTEREST RATE RISK.

FOREIGN SECURITIES COULD ADD TO THE UPS AND DOWNS IN THE FUND'S SHARE PRICE, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. OVER TIME, THE FUND MAY PRODUCE LOWER RETURNS THAN STOCK INVESTMENTS AND LESS CONSERVATIVE BOND INVESTMENTS. ALTHOUGH THE FUND'S AVERAGE RETURN HAS OUTPACED INFLATION OVER THE LONG TERM, IT MAY NOT ALWAYS DO SO. YOUR RESULTS RELATIVE TO THE RATE OF INFLATION WILL, OF COURSE, BE AFFECTED BY ANY TAXES YOU PAY ON FUND DISTRIBUTIONS.

DUE TO THE FUND'S LIMITED DURATION AND THE NEED TO SOMETIMES CHANGE ALLOCATION AMONG SECTORS, THE FUND MAY HAVE A HIGH PORTFOLIO TURNOVER RATE, WHICH CAN MEAN HIGHER TAXABLE DISTRIBUTIONS AND INCREASED TRANSACTION COSTS.

[SIDEBAR]

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND SECURITIES INVOLVING ADDITIONAL RISKS. THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF THE DERIVATIVES DO NOT PERFORM AS EXPECTED. WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.
[END SIDEBAR]

PERFORMANCE
THE CHARTS BELOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE BAR CHART SHOWS HOW THE FUND'S PERFORMANCE HAS VARIED FROM ONE YEAR TO ANOTHER. THE TABLE BELOW THE CHART SHOWS WHAT THE RETURN WOULD EQUAL IF YOU AVERAGED OUT ACTUAL PERFORMANCE OVER VARIOUS LENGTHS OF TIME. THIS INFORMATION IS BASED ON PAST PERFORMANCE; IT'S NOT A PREDICTION OF FUTURE RESULTS.


YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

---------------------------------
Year                   %
---------------------------------
1992                  5.18
---------------------------------
1993                  6.93
---------------------------------
1994                 -0.40
---------------------------------
1995                 10.58
---------------------------------
1996                  4.42
---------------------------------
1997                  6.65
---------------------------------
1998                  4.51
---------------------------------
1999                  1.50
---------------------------------
2000                  6.71
---------------------------------
2001
---------------------------------

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/01*
-----------------------------------------------------------
                                1 YEAR  5 YEARS  10 YEARS
-----------------------------------------------------------
LIMITED MATURITY BOND FUND
-----------------------------------------------------------
MERRILL LYNCH 1-3 YEAR
TREASURY INDEX
-----------------------------------------------------------

THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS AN UNMANAGED INDEX OF U.S. TREASURIES WITH MATURITIES BETWEEN 1 AND 3 YEARS.


* THROUGH 2/09/01 LIMITED MATURITY BOND FUND TRUST CLASS WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS FROM AUGUST 1993 THROUGH 2/09/01 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS LIMITED MATURITY BOND FUND TRUST CLASS. PERFORMANCE FROM 1992 TO AUGUST 1993 IS THAT OF LIMITED MATURITY BOND FUND INVESTOR CLASS, WHICH BEGAN OPERATIONS IN 1986. BECAUSE INVESTOR CLASS HAS MODERATELY LOWER EXPENSES, ITS PERFORMANCE TYPICALLY SHOULD BE SLIGHTLY BETTER THAN TRUST CLASS WOULD HAVE HAD.

[SIDEBAR]

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND.

THE TABLE COMPARES THE FUND'S RETURNS TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT OUR WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

[END SIDEBAR]

INVESTOR EXPENSES

THE FUND DOES NOT CHARGE YOU ANY FEES FOR BUYING, SELLING, OR EXCHANGING TRUST CLASS SHARES, OR FOR MAINTAINING YOUR ACCOUNT. YOUR ONLY FUND COST IS YOUR SHARE OF ANNUAL OPERATING EXPENSES. THE EXPENSE EXAMPLE CAN HELP YOU COMPARE COSTS AMONG FUNDS.

FEE TABLE

        ------------------------------------------------------------------------
        SHAREHOLDER FEES                                                  NONE
        ------------------------------------------------------------------------
        ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*
        ------------------------------------------------------------------------
        THESE ARE DEDUCTED FROM FUND ASSETS, SO YOU PAY THEM INDIRECTLY.
        ------------------------------------------------------------------------
                                     MANAGEMENT FEES
        ------------------------------------------------------------------------
        PLUS:                        DISTRIBUTION (12B-1) FEES            NONE
        ------------------------------------------------------------------------
                                     OTHER EXPENSES
        ------------------------------------------------------------------------
        EQUALS:                      TOTAL ANNUAL OPERATING EXPENSES
        ------------------------------------------------------------------------

* NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.80% OF AVERAGE NET ASSETS. THIS ARRANGEMENT MAY BE TERMINATED UPON 60 DAYS' NOTICE TO THE FUND. IN ADDITION, THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

EXPENSE EXAMPLE

THE EXAMPLE ASSUMES THAT YOU INVESTED $10,000 FOR THE PERIODS SHOWN, THAT YOU EARNED A HYPOTHETICAL 5% TOTAL RETURN EACH YEAR, AND THAT THE FUND'S EXPENSES WERE THOSE IN THE TABLE ABOVE. YOUR COSTS WOULD BE THE SAME WHETHER YOU SOLD YOUR SHARES OR CONTINUED TO HOLD THEM AT THE END OF EACH PERIOD. ACTUAL PERFORMANCE AND EXPENSES MAY BE HIGHER OR LOWER.

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------
EXPENSES**                   $         $         $          $
--------------------------------------------------------------



** IF THE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE ABOVE WERE IN EFFECT FOR EACH OF THE PERIODS SHOWN, YOUR COSTS FOR THE ONE-, THREE-, FIVE-, AND TEN-YEAR PERIODS WOULD BE $82, $255, $444, AND $990, RESPECTIVELY.

[SIDEBAR]

MANAGEMENT

THEODORE P. GIULIANO, A VICE PRESIDENT AND DIRECTOR OF NEUBERGER BERMAN MANAGEMENT AND A MANAGING DIRECTOR OF NEUBERGER BERMAN, LLC, IS THE MANAGER OF THE FIXED INCOME GROUP OF NEUBERGER BERMAN, WHICH HE HELPED ESTABLISH IN 1984. HE HAS CO-MANAGED THE FUND'S ASSETS SINCE 1996.

CATHERINE WATERWORTH IS A VICE PRESIDENT OF NEUBERGER BERMAN MANAGEMENT AND NEUBERGER BERMAN, LLC. SHE HAS CO-MANAGED THE FUND'S ASSETS SINCE DECEMBER 1998. FROM 1995 TO 1998 SHE WAS A MANAGING DIRECTOR OF HIGH-GRADE FIXED INCOME AT A MAJOR INVESTMENT FIRM.


NEUBERGER BERMAN MANAGEMENT IS THE FUND'S INVESTMENT MANAGER, ADMINISTRATOR, AND DISTRIBUTOR. IT ENGAGES NEUBERGER BERMAN, LLC AS SUB-ADVISER TO PROVIDE INVESTMENT RESEARCH AND RELATED SERVICES. FOR THE 12 MONTHS ENDED 10/31/01, THE MANAGEMENT/ADMINISTRATION FEES PAID TO NEUBERGER BERMAN MANAGEMENT WERE [ ]% OF AVERAGE NET ASSETS.
[END SIDEBAR]



FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                         1997           1998          1999           2000           2001
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
DATA APPLY TO A SINGLE SHARE  THROUGHOUT EACH YEAR  INDICATED.  YOU CAN SEE WHAT
THE FUND EARNED (OR LOST),  WHAT IT DISTRIBUTED TO INVESTORS,  AND HOW ITS SHARE
PRICE CHANGED.
----------------------------------------------------------------------------------------------------------------
               SHARE PRICE (NAV) AT                 9.53           9.57          9.45           9.06
               BEGINNING OF YEAR
----------------------------------------------------------------------------------------------------------------
PLUS:          INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
               NET INVESTMENT INCOME                0.60           0.57          0.56           0.57
----------------------------------------------------------------------------------------------------------------
               NET GAINS/LOSSES --
               REALIZED AND UNREALIZED              0.04         (0.12)        (0.39)         (0.18)
----------------------------------------------------------------------------------------------------------------
               SUBTOTAL: INCOME FROM
               INVESTMENT OPERATIONS                0.64           0.45          0.17           0.39
----------------------------------------------------------------------------------------------------------------
MINUS:         DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
               INCOME DIVIDENDS                     0.60           0.57          0.55           0.54
----------------------------------------------------------------------------------------------------------------
               DISTRIBUTIONS (IN EXCESS
               OF NET INVESTMENT INCOME)              --             --          0.01             --
----------------------------------------------------------------------------------------------------------------
               TAX RETURN OF CAPITAL                  --             --            --           0.03
----------------------------------------------------------------------------------------------------------------
               SUBTOTAL: DISTRIBUTIONS
               TO SHAREHOLDERS                      0.60           0.57          0.56           0.57
----------------------------------------------------------------------------------------------------------------
EQUALS:        SHARE PRICE (NAV) AT END
               OF YEAR                              9.57           9.45          9.06           8.88
----------------------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------
THE  RATIOS  SHOW THE  FUND'S  EXPENSES  AND NET  INVESTMENT  INCOME  -- AS THEY
ACTUALLY  ARE  AS  WELL  AS  HOW  THEY  WOULD  HAVE  BEEN  IF  CERTAIN   EXPENSE
REIMBURSEMENT AND OFFSET ARRANGEMENTS HAD NOT BEEN IN EFFECT.
----------------------------------------------------------------------------------------------------------------
NET EXPENSES-- ACTUAL                               0.80           0.80          0.80           0.80
----------------------------------------------------------------------------------------------------------------
GROSS EXPENSES(1)                                   1.24           1.22          1.12           1.26
----------------------------------------------------------------------------------------------------------------
EXPENSES(2)                                         0.80           0.80          0.81           0.80
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME - ACTUAL                      6.25           5.94          5.87           6.34
----------------------------------------------------------------------------------------------------------------
OTHER DATA
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN SHOWS HOW AN INVESTMENT IN THE FUND WOULD HAVE  PERFORMED OVER EACH
YEAR, ASSUMING ALL DISTRIBUTIONS WERE REINVESTED. THE TURNOVER RATE REFLECTS HOW
ACTIVELY THE FUND BOUGHT AND SOLD SECURITIES.
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(3)                                 6.88           4.79          1.86           4.50
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF YEAR (IN MILLIONS
OF DOLLARS)                                         37.4           60.4          41.5           26.9
----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (%)                           89             44           102            105
----------------------------------------------------------------------------------------------------------------


THE FIGURES ABOVE FOR THE YEARS ENDED OCTOBER 31, 1997 THROUGH 2000, AND THE PERIOD FROM NOVEMBER 1, 2000 THROUGH FEBRUARY 9, 2001 ARE FROM THE FUND'S PREDECESSOR FEEDER FUND. ALL FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT AUDITORS. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE "OBTAINING INFORMATION" AT THE END OF THIS PROSPECTUS).

1 SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.
2 SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
3 WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

YOUR INVESTMENT
MAINTAINING YOUR ACCOUNT
TO BUY OR SELL TRUST CLASS SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS, CONTACT YOUR INVESTMENT PROVIDER. ALL INVESTMENTS MUST BE MADE IN U.S. DOLLARS, AND INVESTMENT CHECKS MUST BE DRAWN ON A U.S. BANK. THE FUND DOES NOT ISSUE CERTIFICATES FOR SHARES.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM THE TRUST CLASS OF ONE NEUBERGER BERMAN FUND TO THE TRUST CLASS OF ANOTHER THROUGH AN EXCHANGE OF SHARES.

HOWEVER, THIS PRIVILEGE CAN BE WITHDRAWN FROM ANY INVESTOR THAT WE BELIEVE IS TRYING TO "TIME THE MARKET" OR IS OTHERWISE MAKING EXCHANGES THAT WE JUDGE TO BE EXCESSIVE. FREQUENT EXCHANGES CAN INTERFERE WITH FUND MANAGEMENT AND AFFECT COSTS AND PERFORMANCE FOR OTHER SHAREHOLDERS.

UNDER CERTAIN CIRCUMSTANCES, THE FUND RESERVES THE RIGHT TO:
   o  SUSPEND THE OFFERING OF SHARES
   o  REJECT ANY EXCHANGE OR INVESTMENT ORDER
   o  CHANGE, SUSPEND, OR REVOKE THE EXCHANGE PRIVILEGE
   o SATISFY AN ORDER TO SELL FUND SHARES WITH SECURITIES RATHER THAN CASH, FOR CERTAIN VERY LARGE ORDERS o SUSPEND OR POSTPONE THE REDEMPTION OF SHARES ON DAYS WHEN TRADING ON THE NEW YORK STOCK EXCHANGE IS RESTRICTED, OR AS OTHERWISE PERMITTED BY THE SEC

[SIDEBAR]

YOUR INVESTMENT PROVIDER

THE TRUST CLASS SHARES DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE ONLY THROUGH INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT. HOWEVER, MOST OF THE INFORMATION YOU'LL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL TRUST CLASS SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

THE PROCEEDS FROM THE SHARES YOU SOLD ARE GENERALLY SENT OUT THE NEXT BUSINESS DAY AFTER YOUR ORDER IS EXECUTED, AND NEARLY ALWAYS WITHIN THREE BUSINESS DAYS. THERE ARE TWO CASES IN WHICH PROCEEDS MAY BE DELAYED BEYOND THIS TIME:
   o  IN UNUSUAL CIRCUMSTANCES WHERE THE LAW ALLOWS ADDITIONAL TIME IF NEEDED

   o IF A CHECK YOU WROTE TO BUY SHARES HASN'T CLEARED BY THE TIME YOU SELL THOSE SHARES; CLEARANCE MAY TAKE UP TO 15 CALENDAR DAYS FROM THE DATE OF PURCHASE IF YOU THINK YOU MAY NEED TO SELL SHARES SOON AFTER BUYING THEM, YOU CAN AVOID THE CHECK CLEARING TIME BY INVESTING BY WIRE OR CERTIFIED CHECK.

BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL THE FUND MAKES A DISTRIBUTION. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL FUND SHARES OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES OF A BOND FUND JUST BEFORE THE FUND MAKES A CAPITAL GAIN DISTRIBUTION, YOU'LL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE DISTRIBUTION HAS BEEN MADE. GENERALLY, IF YOU'RE INVESTING IN A TAX-ADVANTAGED RETIREMENT ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.
[END SIDEBAR]

SHARE PRICES
BECAUSE TRUST CLASS SHARES OF THE FUND DO NOT HAVE A SALES CHARGE, THE PRICE YOU PAY FOR EACH SHARE OF THE FUND IS THE NET ASSET VALUE PER SHARE. SIMILARLY, BECAUSE THE FUND DOES NOT CHARGE ANY FEE FOR SELLING SHARES, THE FUND PAYS YOU THE FULL SHARE PRICE WHEN YOU SELL SHARES. REMEMBER THAT YOUR INVESTMENT PROVIDER MAY CHARGE FEES FOR ITS SERVICES.

THE FUND IS OPEN FOR BUSINESS EVERY DAY THE NEW YORK STOCK EXCHANGE IS OPEN. THE EXCHANGE IS CLOSED ON ALL NATIONAL HOLIDAYS AND GOOD FRIDAY; FUND SHARES WILL NOT BE PRICED ON THOSE DAYS OR ANY OTHER DAY THE EXCHANGE IS CLOSED. IN GENERAL, EVERY BUY OR SELL ORDER YOU PLACE WILL GO THROUGH AT THE NEXT SHARE PRICE TO BE CALCULATED AFTER YOUR ORDER HAS BEEN ACCEPTED; CHECK WITH YOUR INVESTMENT PROVIDER TO FIND OUT BY WHAT TIME YOUR ORDER MUST BE RECEIVED IN ORDER TO BE PROCESSED THE SAME DAY. THE FUND CALCULATES ITS SHARE PRICE AS OF THE END OF REGULAR TRADING ON THE EXCHANGE ON BUSINESS DAYS, USUALLY 4:00 P.M. EASTERN TIME. DEPENDING ON WHEN YOUR INVESTMENT PROVIDER ACCEPTS ORDERS, IT'S POSSIBLE THAT THE FUND'S SHARE PRICE COULD CHANGE ON DAYS WHEN YOU ARE UNABLE TO BUY OR SELL SHARES.

ALSO, BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY THE FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.

[SIDEBAR]

SHARE PRICE CALCULATIONS

THE PRICE OF TRUST CLASS SHARES IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO TRUST CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF TRUST CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES BID QUOTATIONS. WHEN THE FUND BELIEVES A QUOTATION DOES NOT REFLECT A SECURITY'S CURRENT MARKET VALUE, THE FUND MAY SUBSTITUTE FOR THE QUOTATION A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NYSE CLOSES.
[END SIDEBAR]

DISTRIBUTIONS AND TAXES
DISTRIBUTIONS -- THE FUND PAYS OUT TO SHAREHOLDERS ANY NET INCOME AND NET CAPITAL GAINS. THE FUND DECLARES INCOME DIVIDENDS DAILY AND PAYS THEM MONTHLY. ORDINARILY, THE FUND MAKES ANY CAPITAL GAIN DISTRIBUTIONS ONCE A YEAR (IN DECEMBER). GAINS FROM FOREIGN CURRENCY TRANSACTIONS, IF ANY, ARE NORMALLY DISTRIBUTED IN OCTOBER. CONSULT YOUR INVESTMENT PROVIDER ABOUT WHETHER YOUR INCOME AND CAPITAL GAIN DISTRIBUTIONS FROM THE FUND WILL BE REINVESTED IN THE FUND OR PAID TO YOU IN CASH.

HOW DISTRIBUTIONS ARE TAXED -- EXCEPT FOR TAX-ADVANTAGED RETIREMENT ACCOUNTS AND OTHER TAX-EXEMPT INVESTORS, ALL FUND DISTRIBUTIONS YOU RECEIVE ARE GENERALLY TAXABLE TO YOU, REGARDLESS OF WHETHER YOU TAKE THEM IN CASH OR REINVEST THEM. FUND DISTRIBUTIONS TO ROTH IRAS, OTHER INDIVIDUAL RETIREMENT ACCOUNTS AND QUALIFIED RETIREMENT PLANS GENERALLY ARE TAX-FREE. EVENTUAL WITHDRAWALS FROM A ROTH IRA OF THESE AMOUNTS ALSO MAY BE TAX-FREE, WHILE WITHDRAWALS FROM OTHER RETIREMENT ACCOUNTS AND PLANS GENERALLY ARE SUBJECT TO TAX.

DISTRIBUTIONS ARE TAXABLE IN THE YEAR YOU RECEIVE THEM. IN SOME CASES, DISTRIBUTIONS YOU RECEIVE IN JANUARY ARE TAXABLE AS IF THEY HAD BEEN PAID THE PREVIOUS YEAR. YOUR TAX STATEMENT (SEE "TAXES AND YOU") WILL HELP CLARIFY THIS FOR YOU.
INCOME DISTRIBUTIONS AND NET SHORT-TERM CAPITAL GAINS ARE GENERALLY TAXED AS REGULAR INCOME. DISTRIBUTIONS OF OTHER CAPITAL GAINS ARE GENERALLY TAXED AS LONG-TERM CAPITAL GAINS. THE TAX TREATMENT OF CAPITAL GAIN DISTRIBUTIONS DEPENDS ON HOW LONG THE FUND HELD THE SECURITIES IT SOLD, NOT WHEN YOU BOUGHT YOUR SHARES OF THE FUND OR WHETHER YOU REINVESTED YOUR DISTRIBUTIONS.

[SIDEBAR]

TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS AND TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. A SEPARATE STATEMENT COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE. HOW SHARE TRANSACTIONS ARE TAXED -- WHEN YOU SELL OR EXCHANGE FUND SHARES, YOU GENERALLY REALIZE A TAXABLE GAIN OR LOSS. THE EXCEPTION, ONCE AGAIN, IS TAX-ADVANTAGED RETIREMENT ACCOUNTS.

UNCASHED CHECKS -- WHEN YOU RECEIVE A CHECK, YOU MAY WANT TO DEPOSIT OR CASH IT RIGHT AWAY, AS YOU WILL NOT RECEIVE INTEREST ON UNCASHED CHECKS.

CONVERSION TO THE EURO
LIKE OTHER MUTUAL FUNDS, THE FUND COULD BE AFFECTED BY PROBLEMS RELATING TO THE CONVERSION OF EUROPEAN CURRENCIES INTO THE EURO, WHICH BEGAN 1/1/99 AND EXTENDS TO 7/1/02.


AT NEUBERGER BERMAN, WE ARE TAKING STEPS TO ENSURE THAT OUR OWN COMPUTER SYSTEMS ARE COMPLIANT WITH EURO ISSUES AND TO DETERMINE THAT THE SYSTEMS USED BY OUR MAJOR SERVICE PROVIDERS ARE ALSO COMPLIANT. WE ARE ALSO MAKING EFFORTS TO DETERMINE WHETHER COMPANIES IN THE FUND'S PORTFOLIO WILL BE AFFECTED BY THIS ISSUE.

AT THE SAME TIME, IT IS IMPOSSIBLE TO KNOW WHETHER THE ONGOING CONVERSION, WHICH COULD DISRUPT FUND OPERATIONS AND INVESTMENTS IF PROBLEMS ARISE, HAS BEEN ADEQUATELY ADDRESSED UNTIL THE CONVERSION IS COMPLETED.
[END SIDEBAR]

FUND STRUCTURE

THE FUND USES A "MULTIPLE CLASS" STRUCTURE. LIMITED MATURITY BOND FUND OFFERS TWO CLASSES OF SHARES THAT HAVE IDENTICAL INVESTMENT PROGRAMS, BUT DIFFERENT ARRANGEMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICING AND, CONSEQUENTLY, DIFFERENT EXPENSES. THIS PROSPECTUS RELATES SOLELY TO TRUST CLASS SHARES OF THE FUND.

[SIDEBAR]
OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:


NEUBERGER BERMAN MANAGEMENT INC.
605 THIRD AVENUE 2ND FLOOR
NEW YORK, NY 10158-0180
800-877-9700
212-476-8800
BROKER/DEALER AND INSTITUTIONAL SERVICES:
800-366-6264
WEBSITE:
WWW.NB.COM
EMAIL:
QUESTIONS@NBFUNDS.COM
YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON DC 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.
YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.
[END SIDEBAR]


NEUBERGER BERMAN LIMITED MATURITY BOND FUND
TRUST CLASS SHARES
   o  NO LOAD
   o  NO SALES CHARGES
   o  NO 12B-1 FEES
IF YOU'D LIKE FURTHER DETAILS ON THIS FUND, YOU CAN REQUEST A FREE COPY OF THE FOLLOWING DOCUMENTS:

SHAREHOLDER REPORTS -- PUBLISHED TWICE A YEAR, THE
SHAREHOLDER REPORTS OFFER INFORMATION ABOUT THE FUND'S RECENT PERFORMANCE,
INCLUDING:
   o  A DISCUSSION BY THE PORTFOLIO MANAGERS ABOUT STRATEGIES AND MARKET
CONDITIONS
   o  FUND PERFORMANCE DATA AND FINANCIAL  STATEMENTS
   o  COMPLETE PORTFOLIO HOLDINGS
STATEMENT OF ADDITIONAL INFORMATION -- THE SAI CONTAINS MORE COMPREHENSIVE INFORMATION ON THIS FUND, INCLUDING:
   o  VARIOUS TYPES OF SECURITIES AND PRACTICES, AND THEIR RISKS
   o  INVESTMENT  LIMITATIONS AND ADDITIONAL  POLICIES
   o  INFORMATION ABOUT EACH FUND'S MANAGEMENT AND BUSINESS STRUCTURE
THE SAI IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS, MAKING IT LEGALLY PART OF THE PROSPECTUS.

INVESTMENT MANAGER:
NEUBERGER BERMAN MANAGEMENT INC.
SUB-ADVISER:
NEUBERGER BERMAN, LLC

NEUBERGER BERMAN MANAGEMENT INC.
605 THIRD AVENUE 2ND FLOOR
NEW YORK, NY 10158-0180
                                                       SEC FILE NUMBER: 811-3802


A0108 02/02

Neuberger Berman
Institutional Cash Fund

TRUST CLASS SHARES


PROSPECTUS February [  ], 2002



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents

                      NEUBERGER BERMAN INCOME FUNDS
                      TRUST CLASS SHARES

         Page 2.....Institutional Cash Fund

                      YOUR INVESTMENT
              6....... Maintaining Your Account
              7....... Share Prices
              8....... Distributions and Taxes





The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC."Neuberger Berman Management Inc." and the individual fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.

THIS FUND:

o        IS DESIGNED FOR INVESTORS SEEKING CAPITAL PRESERVATION, LIQUIDITY AND
         INCOME

o OFFERS ELIGIBLE ACCOUNTS THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED MONEY MARKET PORTFOLIO

o IS A MONEY MARKET SWEEP FUND FOR CERTAIN ELIGIBLE RETIREMENT AND OTHER BENEFIT PLANS AND OTHER ACCOUNTS

o IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY




[SIDEBAR]
FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $[ ] billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.


RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).
[END SIDEBAR]

Neuberger Berman
Institutional Cash Fund

Ticker Symbol: NBIXX

"IN MANAGING THIS FUND WE FOCUS ON THE THREE MAIN GOALS INVESTORS LOOK FOR IN A MONEY MARKET INVESTMENT: LIQUIDITY, STABILITY AND HIGH CURRENT INCOME. AT THE SAME TIME, WE SEEK TO MAINTAIN HIGH STANDARDS FOR CREDIT QUALITY, IN SOME CASES HIGHER THAN REQUIRED BY LAW."

Goal & Strategy

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund seeks to maintain a sta- ble $1.00 share price, and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. Asset-backed securities will con-stitute a significant percentage of the fund's investments as a result of this policy.


The fund also may invest in the securities of other investment companies, corporate bonds and commercial paper, variable and floating rate instruments and repurchase agreements on non-financial services obligations. With respect to one-third of its total assets (including the value of any loan collat- eral), the fund may engage in reverse repurchase agreements and securities lending, and may invest the proceeds.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the managers invest the fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the fund's credit quality policies or jeopardizing the stability of its share price.


The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

[SIDEBAR]
MONEY MARKET FUNDS

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and for maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations require money market funds to limit investments to the top two rating categories of credit quality and unrated securities deemed by the adviser to be of equivalent quality. This fund typically exceeds this requirement by invest- ing only in first-tier securities.
[END SIDEBAR]

Main Risks

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

The fund's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market funds. Over time, the fund may produce a lower return than bond or stock investments.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant neg-ative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Recent legislation permits broad consolidation of finan-cial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector is likely to increase.


Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and cus- tody of securities by foreign banks and depositories could expose the fund to some risk.


The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially ear- lier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default.


[SIDEBAR]
OTHER RISKS

Although the fund intends to maintain a stable share price, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the fund.

While the fund may hold securities that carry U.S. government guarantees, these guaran- tees do not extend to shares of the fund itself and do not guarantee the market price of the security.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its policy of concentrating in the financial services group of industries. This could help the fund avoid losses but may mean lost opportunities.
[END SIDEBAR]

PERFORMANCE
The charts below provide an indication of the risks of investing in Investor Class shares of the fund. The bar chart shows how the fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.


YEAR-BY-YEAR % RETURNS as of 12/31 each year

=================================
Year                   %
=================================
1992                  3.27
=================================
1993                  2.50
=================================
1994                  3.41
=================================
1995                  5.16
=================================
1996                  4.69
=================================
1997                  4.75
=================================
1998                  4.65
=================================
1999                  4.19
=================================
2000                  5.40
=================================
2001
=================================

BEST QUARTER:              WORST QUARTER:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01
===========================================================
                              1 Year  5 Years   10 Years
===========================================================
GOVERNMENT MONEY FUND
===========================================================


[SIDEBAR]
PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.


To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.
[END SIDEBAR]

Investor Expenses

The fund does not charge you any fees for buying, selling, or exchanging Trust Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


FEE TABLE
SHAREHOLDER FEES None ANNUAL OPERATING EXPENSES (%of average net assets) These are deducted from fund assets, so you pay them indirectly.
         Management fees
PLUS:    Distribution (12b-1) fees                   None
         Other expenses*
EQUALS:  Total annual operating expenses

* The figures in this table are based on last year's expenses.

EXPENSE EXAMPLE
The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5%total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 year        3 years           5 years           10 years
Expenses        $             $                 $                 $


[SIDEBAR]
MANAGEMENT

THEODORE P.GIULIANO, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984.He has co-man- aged the fund's assets since its inception in May 2000.


CATHERINE WATERWORTH is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. From 1995 to 1998, Waterworth was a managing director of high-grade fixed income at a major investment firm. She has co-managed the fund's assets since 2002.


NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/01 the management/administration fees paid to Neuberger Berman Management were [ ]% of average net assets.
[END SIDEBAR]

Financial Highlights

Year Ended October 31,                                        2000(1)       2001

PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

         Share price (NAV) at beginning of period             1.0000

PLUS:    Income from investment operations
         Net investment income                                0.0307
         SUBTOTAL: INCOME FROM INVESTMENT OPERATIONS          0.0307

MINUS:   Distributions to shareholders
         Income dividends                                     0.0307
         SUBTOTAL: DISTRIBUTIONS TO SHAREHOLDERS              0.0307

EQUALS:  Share price (NAV) at end of period                   1.0000


RATIOS (%of average net assets)
The ratios show the fund's expenses and net investment income --as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses--actual                                          0.35(2)
Expenses(3)                                                   0.36(2)
Net investment income--actual                                 6.45(2)

OTHER DATA

Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested.

Total return (%)5.04 4.52 4.71 4.66                           3.11(4)

Net assets at end of period (in millions of dollars)        635.4

The figures above for the period 5/8/00 through 2/9/01 are from the fund's predecessor feeder fund and have been audited by Ernst &Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent annual report (see back cover).


(1)Period from 5/8/00 (beginning of operations) to 10/31/00.

(2)Annualized.

(3)Shows what expenses would have been if there had been no expense offset arrangements.

(4)Not annualized.

Your Investment

Maintaining Your Account

The fund offers its Trust Class shares to certain eligible retirement or other benefit plans and other accounts that have established cash sweeps at Neuberger Berman. Fund shares may be made available to other programs in the future. To open a sweep account, contact Neuberger Berman. All invest- ments must be made in U.S.dollars.Contact Neuberger Berman for more information on eligible benefit plans.

The fund is offered as a money market sweep fund for the automatic invest- ment of free credit cash balances in eligible benefit plans and other accounts.

The fund is designed to automatically invest free credit cash balances held in an eligible account in fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan 's account.

There is no sales charge or commission paid for investment in Trust Class shares. The fund does not issue certificates for shares.

Under certain circumstances, the fund reserves the right to:

o        suspend the offering of shares

o        reject any investment order

o satisfy an order to sell fund shares with securities rather than cash, for cer- tain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circum- stances where the law allows additional time if needed.

[SIDEBAR]
ELIGIBLE ACCOUNTS

The Trust Class shares described in this prospectus are available to qualified retirement and other benefit plans and other accounts managed by Neuberger Berman.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from Neuberger Berman. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, Neuberger Berman charges fees, which are generally in addition to those described in this prospectus.
[END SIDEBAR]

Share Prices

Because Trust Class shares of the fund do not have a sales charge, the price your account pays for each share of the fund is the net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays the full share price when your account sells shares. Remember that Neuberger Berman may charge fees for its investment management services.

The fund is open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve Wire System is closed. In gener- al, every buy or sell order you place will go through at the next share price to be calculated after your account 's order has been accepted.

The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Shares purchased before 4:00 p.m. will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

[SIDEBAR]
SHARE CALCULATIONS

The price of Trust Class shares is the total value of the assets attributable to Trust Class minus the liabilities attributable to that class, divided by the total number of Trust Class shares. The fund does not anticipate that its share price will fluctuate.

When valuing portfolio securities, the fund uses a constant amortization method. [END SIDEBAR]

Distributions And Taxes

DISTRIBUTIONS --The fund pays out to shareholders any net income and net capital gains it earns. The fund declares income dividends daily and pays them monthly. The fund does not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.

Consult Neuberger Berman about whether distributions from the fund to your account will be reinvested in the fund or paid to your account in cash.

HOW DISTRIBUTIONS ARE TAXED --Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from retirement plan accounts generally are subject to tax. Fund dividends paid to non-retirement plan accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in the fund.

Dividends are taxable in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31.Your tax statement (see sidebar) will help clarify this for you. Income distributions and net short-term capital gains (if any) are taxed as regular income.

HOW SHARE TRANSACTIONS ARE TAXED --When a qualified retirement plan sells fund shares, there are no tax consequences to the plan or its beneficiaries. In the case of other accounts, when you sell fund shares, you will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.


[SIDEBAR]
TAXES AND YOU

For non-retirement plan accounts, the taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.


FUND STRUCTURE

The fund uses a "multiple class "structure, although it currently offers only one class. In the future, the fund may offer additional classes with identical investment programs, but which may have different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Trust Class shares.
[END SIDEBAR]

[SIDEBAR]
OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700


WEB SITE:
www.nb.com
----------

EMAIL:
questions@nb.com
----------------


You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC 's Public Reference Section, Washington, D.C. 20549-0102.

They are also available from the EDGAR Database on the SEC 's Web site at www.sec.gov.

You may also view and copy the documents at the SEC 's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
[END SIDEBAR]

NEUBERGER BERMAN INSTITUTIONAL CASH FUND
TRUST CLASS SHARES

o        No load
o        No sales charges
o        No 12b-1 fees

If you 'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS --Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o        fund performance data and financial statements

o        complete portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

o        various types of securities and practices, and their risks

o        investment limitations and additional policies

o        information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.

Sub-adviser:
NEUBERGER BERMAN, LLC

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180



A0630 02/02


SEC file number 811-3802

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                  Investor Class Shares and Trust Class Shares


                             DATED FEBRUARY __, 2002


                         Neuberger Berman CASH RESERVES
                     Neuberger Berman GOVERNMENT MONEY Fund
                      Neuberger Berman HIGH YIELD Bond Fund
                    Neuberger Berman INSTITUTIONAL CASH Fund
                   Neuberger Berman LIMITED MATURITY Bond Fund
                      Neuberger Berman MUNICIPAL MONEY Fund
                   Neuberger Berman MUNICIPAL SECURITIES Trust


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


         Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman HIGH YIELD Bond Fund, Neuberger Berman INSTITUTIONAL CASH Fund, Neuberger Berman LIMITED MATURITY Bond Fund, Neuberger Berman MUNICIPAL MONEY Fund, and Neuberger Berman MUNICIPAL SECURITIES Trust (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated February __, 2002.

         The Prospectus for your share class provides information about the Funds that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700. You should read the prospectus carefully before investing.


         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

          No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Temporary Defensive Position..........................................7
         Investment Insight....................................................8
         Money Market Funds....................................................8
         Additional Investment Information....................................13
         Yield and Price Characteristics of Municipal Obligations.............17
         Risks of Fixed Income Securities.....................................45
         Risks of Equity Securities...........................................47

CERTAIN RISK CONSIDERATIONS...................................................48

PERFORMANCE INFORMATION.......................................................48
         Yield Calculations...................................................48
         Tax Equivalent Yield.................................................49
         Total Return Computations............................................50
         Comparative Information..............................................51
         Other Performance Information........................................53

TRUSTEES AND OFFICERS.........................................................54

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................63
         Investment Manager and Administrator.................................63
         Management and Administration Fees...................................64
         Waivers and Reimbursements...........................................65
         Sub-Adviser..........................................................67
         Investment Companies Managed.........................................67
         Codes of Ethics......................................................69
         Management and Control of NB Management and Neuberger Berman.........69

DISTRIBUTION ARRANGEMENTS.....................................................70

ADDITIONAL PURCHASE INFORMATION...............................................71
         Share Prices and Net Asset Value.....................................71
         Automatic Investing and Dollar Cost Averaging........................72

ADDITIONAL EXCHANGE INFORMATION...............................................72

ADDITIONAL REDEMPTION INFORMATION.............................................76
         Suspension of Redemptions............................................76
         Redemptions in Kind..................................................76

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................77

ADDITIONAL TAX INFORMATION....................................................78
         Taxation of the Funds................................................78

VALUATION OF PORTFOLIO SECURITIES.............................................81

PORTFOLIO TRANSACTIONS........................................................81
         Portfolio Turnover...................................................83

REPORTS TO SHAREHOLDERS.......................................................83

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................83

CUSTODIAN AND TRANSFER AGENT..................................................85

INDEPENDENT AUDITORS..........................................................85

LEGAL COUNSEL.................................................................85

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................85

REGISTRATION STATEMENT........................................................88

FINANCIAL STATEMENTS..........................................................88

APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                             INVESTMENT INFORMATION

          Each Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

          Through February 9, 2001 the Funds' Investor Class and Trust Class shares were organized as feeder funds in a master-feeder structure rather than a single level multiple class structure. As feeder funds their names were Neuberger Berman Income Funds and Neuberger Berman Income Trust, respectively.

          The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

          (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

          (2) a majority of the outstanding shares of the Fund.


          These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."


INVESTMENT POLICIES AND LIMITATIONS

          For purposes of the investment limitation on concentration in a particular industry, Neuberger Berman LIMITED MATURITY Bond Fund determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under the Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Fund's quality restrictions without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman MUNICIPAL MONEY Fund determine the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") is interpreted to include similar types of time deposits.

          With respect to the limitation on borrowings, Neuberger Berman HIGH YIELD Bond Fund may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Neuberger Berman LIMITED MATURITY Bond Fund does not consider foreign currencies or forward contracts to be physical commodities.

          Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

          The fundamental investment policies and limitations of Neuberger Berman GOVERNMENT MONEY Fund are as follows:

         1. BORROWING.  The Fund may not borrow money,  except that the Fund may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund's total assets at the time the loan is made.

         2. COMMODITIES AND REAL ESTATE. The Fund may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

         3. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Fund can (i) purchase debt securities and (ii) engage in repurchase agreements.

         4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

         5. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

         6. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

         7. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Fund may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

          The non-fundamental investment policies and limitations of Neuberger Berman GOVERNMENT MONEY Fund are as follows:


         1. BORROWING. As an operating policy, the Fund does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions.


         2. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions.

          The fundamental investment policies and limitations of Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund, Neuberger Berman LIMITED MATURITY Bond Fund, Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust unless otherwise indicated are as follows:

         1. BORROWING. No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, Neuberger Berman INSTITUTIONAL CASH Fund may borrow from any person for temporary purposes in an amount not exceeding 5% of the Fund's total assets at the time the loan is made.

         2. COMMODITIES. Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman MUNICIPAL SECURITIES Trust may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman MUNICIPAL MONEY Fund may not purchase commodities or contracts thereon, but this restriction shall not prohibit each Fund from purchasing the securities of issuers that own interests in any of the foregoing.

         3. DIVERSIFICATION. No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, ("U.S. Government and Agency Securities") or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman MUNICIPAL MONEY Fund are subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

         4. INDUSTRY CONCENTRATION (NEUBERGER BERMAN LIMITED MATURITY, MUNICIPAL MONEY FUNDS AND MUNICIPAL SECURITIES TRUST). No Fund may invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to
(i) U.S. Government and Agency Securities, (ii) investments by Neuberger Berman MUNICIPAL MONEY Fund or Neuberger Berman MUNICIPAL SECURITIES TRUST in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Fund in municipal securities.

         INDUSTRY CONCENTRATION (NEUBERGER BERMAN CASH RESERVES AND INSTITUTIONAL CASH FUND). Neither Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Fund normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. This limitation does not apply to purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

          The fundamental investment policies and limitations of Neuberger Berman HIGH YIELD Bond Fund are as follows:

          1. BORROWING. The Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

          2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments, or from investing in securities of any kind.

          3. DIVERSIFICATION. The Fund may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

          5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

          6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

          The following investment policies and limitations are non-fundamental and apply to each of Neuberger Berman CASH RESERVES, Neuberger Berman HIGH YIELD

Bond Fund, Neuberger Berman INSTITUTIONAL CASH Fund, and Neuberger Berman LIMITED MATURITY Bond Fund unless otherwise indicated:

         1. INVESTMENTS IN ANY ONE ISSUER. Neuberger Berman CASH RESERVES and Neuberger Berman INSTITUTIONAL CASH Fund may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer.

         2. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger Berman CASH RESERVES and Neuberger Berman INSTITUTIONAL CASH Fund) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         3. BORROWING (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). Neither Fund may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         BORROWING. (NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN INSTITUTIONAL CASH). These Funds will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, neither Fund currently intends to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

         4. LENDING (NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN INSTITUTIONAL CASH FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

          LENDING (NEUBERGER BERMAN HIGH YIELD BOND FUND). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

         5. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger Berman HIGH YIELD Bond Fund and Neuberger Berman LIMITED MATURITY Bond Fund, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

          The non-fundamental investment policies and limitations of Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust are as follows:

         1. GEOGRAPHIC CONCENTRATION. Neither Fund will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

         2. ILLIQUID SECURITIES. Neither Fund may purchase any security if, as a result, more than 15% (10% in the case of Neuberger Berman MUNICIPAL MONEY Fund) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         3. BORROWING. Neither Fund may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, neither Fund may make any loans other than securities loans.

         5. MARGIN TRANSACTIONS. Neither Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger Berman MUNICIPAL SECURITIES Trust, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

Each Fund has the following fundamental investment policy:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

TEMPORARY DEFENSIVE POSITION


         For temporary defensive purposes, each Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for Neuberger Berman GOVERNMENT Money
Fund), other money market funds (except for Neuberger Berman GOVERNMENT MONEY Fund and Neuberger Berman CASH RESERVES) and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman HIGH YIELD Bond Fund normally invest. These investments may produce taxable income and after-tax yields for Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust that are lower than the tax-equivalent yields available on municipal securities at the time.

INVESTMENT INSIGHT




          NB Management offers a group of mutual funds that earn taxable income and are designed with varying degrees of risk and return based on the duration and/or maturity of each Fund. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

          For example, CASH RESERVES, GOVERNMENT MONEY and INSTITUTIONAL CASH are money market funds with a dollar-weighted average portfolio maturity of up to 90 days. This is followed by LIMITED MATURITY which seeks a higher income but can experience more price fluctuation. Its portfolio of bonds has a maximum average duration of four years. Rounding out the group is HIGH YIELD which invests primarily in lower rated debt securities. This Fund has even greater potential for higher yields but is accompanied by increased risk. Its portfolio has no duration, maturity or minimum quality limitations. A more detailed discussion of each Fund follows. In all cases, these Funds pursue attractive current income with varying levels of risk to principal and differ according to their investment guidelines. These guidelines include maturity or duration, type of bonds, and the credit quality of these bonds.

MONEY MARKET FUNDS

NEUBERGER BERMAN GOVERNMENT MONEY FUND
         Neuberger Berman Government Money Fund seeks to provide investors with maximum safety and liquidity and high current income. The Fund attempts to achieve its objective by investing in any securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Fund also may invest in repurchase agreements collateralized by such securities and may engage in reverse repurchase agreements and securities lending. The Fund's dividends are generally exempt from state and local income taxes to the extent derived from interest on those securities (but not interest derived from repurchase securities), although not from federal income tax. The managers select securities to maximize yield, while attempting to maintain a consistent $1.00 net asset value.

NEUBERGER BERMAN CASH RESERVES
         Neuberger Berman Cash Reserves seeks to provide investors with the highest available current income consistent with safety and liquidity. In pursuit of its objective, the fund invests in high quality U.S.-dollar denominated money-market instruments. The managers select securities to maximize yield, while seeking to maintain a stable $1.00 net asset value. They also broadly diversify among number and types of issuers to help limit risk.

NEUBERGER BERMAN INSTITUTIONAL CASH FUND
         Neuberger Berman Institutional Cash Fund seeks to provide investors a high degree of liquidity while investing in Government and corporate money market instruments. The Fund seeks to provide investors with the highest available current income consistent with safety and liquidity. In pursuit of its objective, the Fund invests in high quality U.S. dollar-denominated money-market instruments. The portfolio co-managers select securities to maximize yield, while seeking to maintain a stable $1.00 net asset value. They also broadly diversify among number and types of issuers to help limit risk.


BOND FUNDS
         Our bond funds are managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. We also manage the duration of the portfolios. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.

NEUBERGER BERMAN LIMITED MATURITY BOND FUND
         Neuberger Berman Limited Maturity Bond Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

         LIMITED MATURITY BOND INVESTORS CAN EXPECT:
         o        Actively managed portfolio duration
         o        Credit selection with a value bias
         o        Risk reduction through diversification

         ACTIVELY MANAGED PORTFOLIO DURATION. The managers attempt to increase income and preserve or enhance total return by actively managing average portfolio duration. As one manager explains, "Historically, limited maturity portfolios have been able to deliver much of the yield available in the investment-grade bond market with reduced volatility." Of course, there is no assurance that past results will continue in the future. By keeping average duration at four years or less, the managers attempt to reduce the higher level of volatility that is generally associated with bonds of longer duration. Duration is the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection, and other factors. In general, the longer a security's duration, the higher the yield and the greater the volatility.

         CREDIT SELECTION WITH A VALUE BIAS. As part of their credit selection process, the managers monitor national trends in the corporate and government securities markets, including a range of economic and financial factors. Specifically, they look for short- to intermediate-term securities that appear underpriced compared to bonds of similar structure and credit quality as well as those that seem ripe for a ratings upgrade. In choosing lower-rated securities, the managers look for companies in sound financial condition that may not be well known to the majority of investors.

         RISK REDUCTION THROUGH DIVERSIFICATION. In an attempt to reduce credit risk, the portfolio diversifies among many different issuers and types of securities. The Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. In an effort to enhance yield and add diversification, it may also invest up to 10% of net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's, or unrated securities deemed by the managers to be of comparable quality. The managers believe, "The incremental yield compensates for the additional political and economic risks we take on." On occasion, they may also place a portion of assets in foreign securities, which could cause greater movements in the fund's share price.

NEUBERGER BERMAN HIGH YIELD BOND FUND
         Neuberger Berman High Yield Bond Fund seeks high current income and secondarily, capital growth by investing at least 65% of its total assets in high yield, lower-rated debt securities (sometimes known as junk bonds). These are securities rated below investment grade or unrated securities deemed to be of comparable quality.

         HIGH YIELD BOND INVESTORS CAN EXPECT:
         o        Yield enhancement through investment in lower-rated bonds
         o        An equity approach to high yield bond selection
         o        A process that searches for deleveraging opportunities

         YIELD ENHANCEMENT THROUGH INVESTMENT IN LOWER-RATED BONDS. The managers seek a high level of current income by investing a significant portion of the portfolio's assets in lower-rated debt securities. Lower-rated bonds are debt securities that are rated below investment grade or unrated securities deemed by the managers to be of comparable quality. Lower-rated bonds typically carry higher yields because they are judged to be of lesser credit quality than alternative investments, such as U.S. government securities or investment grade bonds. There is an inverse relationship between the price of a bond and its yield. Generally, as yields rise the principal value of the bond falls, while declining yields indicate a rise in the principal value of the bond.

         AN EQUITY APPROACH TO HIGH YIELD BOND SELECTION. Similar to equity securities, the performance of high-yield bonds is closely related to the financial health of the underlying companies that issue them, as well as the market as a whole. Therefore, the managers approach security selection using the same bottom-up strategy as many of their equity counterparts at Neuberger Berman. As one manager puts it, "We're looking for the bonds of companies we consider capable of generating consistent or improving cash flows despite their lower credit ratings." In addition to reviewing a company's financials, they also assess the firm's overall strategy and quality of its senior executives. They tend to favor companies with strong market positions, low cost operations, and good track records.

         A PROCESS THAT SEARCHES FOR DELEVERAGING OPPORTUNITIES. The managers focus their research efforts on financially stronger companies within the high yield universe. Specifically, they seek to invest in companies that can generate cash flows sufficient to pay down debt or fund their growth, a process known as deleveraging. As debt becomes a smaller portion of these companies' capitalizations, the prices of the bonds may rise as investors become more comfortable with the risks and anticipate ratings upgrades. However, there can be no assurance that these bonds' prices will rise in every instance, and high yield securities are more volatile than their investment grade counterparts.

MUNICIPAL FUNDS

         NB Management offers two municipal funds - MUNICIPAL MONEY and MUNICIPAL SECURITIES. These Funds invest in municipal securities. These Funds are oriented to investors who seek to benefit from the tax-advantaged status of municipal bonds. (Each Fund may invest in securities the interest on which is an item of tax preference for purposes of the federal alternative minimum tax.)

         We take a similar approach to the management of both Funds. Investments are made in municipal bond sectors that offer higher yields than other sectors with what we believe is appropriate risk. Within the sectors, we seek individual securities that offer attractive income as well as liquidity appropriate to the Fund. The duration and/or maturity of the Funds is managed in an effort to protect principal in difficult environments and to provide a high level of tax-exempt income. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

NEUBERGER BERMAN MUNICIPAL MONEY FUND
         Neuberger Berman Municipal Money Fund seeks to provide investors with the highest available current income exempt from federal income tax consistent with safety and liquidity. In its efforts to achieve this goal, the portfolio invests in high-quality, short-term municipal obligations from a number of different states and issuers. Since the Fund primarily provides earnings that are federally tax-exempt, the after-tax return may be greater than the return from taxable funds that appear to offer higher yields. The managers select securities to maximize yield, while attempting to maintain a consistent $1.00 net asset value per share. Also, a portion of the Fund's dividends may be exempt from state and local income taxes, which could be advantageous to investors living in high tax jurisdictions, like New York State, New York City, or California. Please consult your tax advisor for more information regarding your specific tax consequences.

NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST
         Neuberger Berman Municipal Securities Trust seeks high current income exempt from federal income tax that is consistent with low risk to principal and liquidity; total return is a secondary goal.

         Neuberger Berman MUNICIPAL SECURITIES Trust is managed in accordance with an investment approach developed by its sub-adviser, Neuberger Berman, LLC ("Neuberger Berman"), and currently used by that firm in managing taxable and tax-exempt fixed income portfolios with an aggregate value of approximately $10.9 billion. In the tax-exempt area, the approach is based, in part, on market studies that compared the yield and price volatility of short- to intermediate-term municipal obligations -- securities having maturities of five to ten years -- with the yield and price volatility of long-term municipal bonds

-- securities having maturities of up to thirty years. The studies showed that municipal obligations with maturities of five to ten years have generally produced from 80% to 90% of the yield but have been subject to only one-half to two-thirds of the price volatility of 30-year municipal bonds.

         The dollar-weighted average duration of Neuberger Berman MUNICIPAL SECURITIES Trust is actively managed and may not exceed ten years. Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, variable or floating rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. See "Investment Information -- Variable or Floating Rate Securities; Demand and Put Features." In this and other, similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

         MUNICIPAL SECURITIES INVESTORS CAN EXPECT:

         o        Tax-exempt current income
         o        A conservative investment philosophy
         o        Diversification across issuers and geographic locations


         TAX-EXEMPT CURRENT INCOME. According to one manager, "it's not what you earn, it's what you keep." The reality is that high tax-bracket investors can lose up to 39.6% of their investment income to federal tax. That high figure is why many people look to one of the last genuine tax shelters left in America for help - a municipal bond fund such as Neuberger Berman MUNICIPAL SECURITIES Trust. Additionally, for residents of particular states, such as New York and California, a portion of the income generated may be triple tax-free (free from state and local income taxes as well as federal income tax). Please consult your tax advisor for more information regarding your specific tax consequences.

         A CONSERVATIVE INVESTMENT PHILOSOPHY. The managers attempt to increase income and preserve or enhance total return by actively managing average portfolio duration. Under normal circumstances the managers keep the portfolio's average duration at ten years or less, although they can invest in securities of any maturity. Duration is the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection, and other factors. In general, the longer a security's duration, the higher the yield and the greater the volatility. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

         DIVERSIFICATION ACROSS ISSUERS AND GEOGRAPHIES. The managers seek to reduce credit risk by diversifying the fund's assets among many municipal issuers around the country and among the many different types of municipal securities available, such as general obligation and revenue bonds. They generally avoid securities from states or regions with weak economies or other revenue problems. Unlike a single-state municipal bond fund, the fund's portfolio is made up of municipal bonds from around the nation.

ADDITIONAL INVESTMENT INFORMATION

         Some or all of the Funds, as indicated below, may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal strategies of each Fund are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

DESCRIPTION  OF  MUNICIPAL   OBLIGATIONS  (ALL  FUNDS  EXCEPT  NEUBERGER  BERMAN
GOVERNMENT MONEY FUND )

         Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

         Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.


         Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

          Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.


          The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

          From time to time, federal legislation has affected the availability of municipal obligations for investment by each Fund. There can be no assurance that legislation affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation is enacted, each Fund will reevaluate its investment objective, policies, and limitations. The Service occasionally challenges the tax-exempt status of the income on municipal securities. If the Service determined that such income earned by a Fund were taxable, that income could be deemed taxable retroactive to the time of the Fund's purchase of the relevant security.

         GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

         REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

         Most industrial development bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

         RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

         MUNICIPAL LEASE OBLIGATIONS (NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Fund will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Fund a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Fund.




         MUNICIPAL NOTES.  Municipal notes include the following:

         1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.


         2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.

         3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

         4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

         5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or the Government National Mortgage Association ("GNMA").

         6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

         7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S.
Government Securities. The Funds can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

          RESIDUAL INTEREST BONDS (NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). The Fund may purchase one component of a municipal security that is structured in two parts: A variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.

          TENDER OPTION BONDS (NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. NB Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear and the Fund will not invest in them unless NB Management has assurances that the interest thereon will be exempt from federal income tax.

YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS

          Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

          Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Fund's investments, whereas a decline in interest rates generally will increase that value. The ability of each Fund to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Funds invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


          POLICIES AND LIMITATIONS. Neuberger Berman MUNICIPAL MONEY Fund normally invests at least 80% of its total assets in municipal securities. As a fundamental policy, Neuberger Berman MUNICIPAL SECURITIES Trust invests at least 80% of its total assets in municipal obligations. Except as otherwise provided in the Prospectus and this SAI, the Funds' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Fund invests in various types of municipal obligations will vary from time to time. (Unless otherwise indicated, both Funds may invest in the obligations described below.) Neuberger Berman LIMITED MATURITY Bond Fund may invest up to 5% of its net assets in municipal obligations. Neuberger Berman CASH RESERVES and INSTITUTIONAL CASH Funds may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Neuberger Berman HIGH YIELD Bond Fund may invest in municipal obligations but has no current intention of doing so.

         U.S. GOVERNMENT AND AGENCY SECURITIES (ALL FUNDS). U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"),
Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


         POLICIES AND LIMITATIONS. Neuberger Berman CASH RESERVES and INSTITUTIONAL CASH Funds may invest 25% or more of their total assets in U.S. Government and Agency Securities. Under normal circumstances, Neuberger Berman HIGH YIELD Bond Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities.


          INFLATION-INDEXED SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUNDS). The Funds may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.

          Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

          Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.


          ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

          POLICIES AND LIMITATIONS. Neuberger Berman HIGH YIELD Bond Fund, Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman MUNICIPAL
SECURITIES Trust may each invest up to 15% of its net assets in illiquid securities (10% in the case of Neuberger Berman CASH RESERVES, GOVERNMENT MONEY, INSTITUTIONAL CASH, and MUNICIPAL MONEY Funds).


          REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

          POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES, GOVERNMENT MONEY, INSTITUTIONAL CASH, and MUNICIPAL MONEY Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, except that Neuberger Berman MUNICIPAL MONEY Fund may invest only in repurchase agreements with respect to securities rated in the highest rating category by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or unrated securities determined by NB Management to be of comparable quality, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         SECURITIES LOANS. Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

          POLICIES AND LIMITATIONS. In order to realize income, each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. For Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund and
Neuberger Berman INSTITUTIONAL CASH Fund, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of CASH RESERVES, GOVERNMENT MONEY and INSTITUTIONAL CASH does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees.

          RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY Fund). The Funds may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

          Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

          POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of the Neuberger Berman CASH RESERVES, INSTITUTIONAL CASH and MUNICIPAL MONEY Funds) limit on investments in illiquid securities.

          COMMERCIAL PAPER (ALL FUNDS EXCEPT  NEUBERGER BERMAN  GOVERNMENT MONEY
FUND). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

          POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 15% (10% in the case of Neuberger Berman CASH RESERVES, INSTITUTIONAL CASH and MUNICIPAL MONEY Fund) limit on investments in illiquid securities. Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by NB Management to be of equivalent quality.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         For Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY and Neuberger Berman INSTITUTIONAL CASH Fund, their investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Funds generally will enter into a reverse repurchase agreement only if the adviser anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Funds receive a large-scale redemption near the close of regular trading on the NYSE.


         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement. Neuberger Berman CASH RESERVES, NB GOVERNMENT MONEY and Neuberger Berman INSTITUTIONAL CASH Fund each may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, none of these Funds currently intends to invest more than 20% of its total assets in reverse repurchase agreements. For each of these Funds, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.


          BANKING AND SAVINGS INSTITUTION SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY FUND). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Funds invest typically are not covered by deposit insurance.

         FINANCIAL SERVICES OBLIGATIONS (NEUBERGER BERMAN CASH RESERVES AND NEUBERGER BERMAN INSTITUTIONAL CASH FUND). Obligations of issuers in the financial  services  industries  include,  but are not  limited  to,  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because each Fund normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, it will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

         CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which each Fund invests typically are not covered by deposit insurance.

          POLICIES AND LIMITATIONS. Each Fund normally will invest more than 25% of its total assets in the obligations of companies in the financial services industries.

          VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

          Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Fund's quality standards. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.



          The Adjustable Rate Securities in which Neuberger Berman MUNICIPAL MONEY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust invest are municipal obligations. Among the Adjustable Rate Securities in which Neuberger Berman CASH RESERVES and INSTITUTIONAL CASH may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Fund to recover its assets may depend on the treatment of GICs under state insurance laws.



          POLICIES AND LIMITATIONS. Except for Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman MUNICIPAL MONEY Fund, no Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. The Neuberger Berman CASH RESERVES, INSTITUTIONAL CASH and MUNICIPAL MONEY Funds may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

          For purposes of determining its dollar-weighted average maturity, each Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, each Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

          GICs are generally regarded as illiquid. Thus, the Neuberger Berman CASH RESERVES and INSTITUTIONAL Cash Funds may not invest in such GICs if, as a result, more than 10% of the value of their net assets would then be invested in such GICs and other illiquid securities.

          PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). When a Fund purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Fund that terminates if the Fund sells the obligations to a third party.

          The Funds may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Fund's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Fund may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

          Although neither Fund currently intends to invest in standby commitments, each reserves the right to do so. By enabling a Fund to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Fund to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

          Standby commitments are valued at zero in determining net asset value ("NAV"). The maturity or duration of municipal obligations purchased by a Fund is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Fund's investment portfolio.

          POLICIES AND LIMITATIONS. Neither Fund will invest in standby commitments unless it receives an opinion of counsel or a ruling of the Internal Revenue Service ("Service") satisfactory to the Fund Trustees that the interest earned by the Fund on municipal obligations subject to a standby commitment will be exempt from federal income tax. Neither Fund will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Fund will do so only to facilitate portfolio liquidity.

          PARTICIPATION INTERESTS (NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). The Funds may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by the Fund's adviser to be creditworthy. A Fund has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Fund currently intends to acquire participation interests, each reserves the right to do so in the future.


          POLICIES AND LIMITATIONS. No Fund will purchase participation interests unless it receives an opinion of counsel or a ruling of the Service satisfactory to the Fund Trustees that interest earned by the Fund on municipal obligations in which it holds participation interests is exempt from federal income tax.


          MONEY MARKET FUNDS (ALL FUNDS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY
FUND). Each Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.


          POLICIES AND LIMITATIONS. For cash management purposes, each Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. None of the Funds has any current intention to make use of this authority. Otherwise, each Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in all investment companies in the aggregate.

          MORTGAGE-BACKED SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

          Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

          Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

          Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

          Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund's quality standards. NB Management will, consistent with the Funds' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

          POLICIES AND LIMITATIONS. A Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman GOVERNMENT MONEY Fund) of the Fund's net assets would be invested in illiquid securities. Neuberger Berman GOVERNMENT MONEY Fund may invest in U.S. Government mortgage-backed securities only if they are backed by the full faith and credit of the United States.

          REAL  ESTATE-RELATED  INSTRUMENTS  (NEUBERGER  BERMAN  HIGH YIELD BOND
FUND). Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

          Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

          ASSET-BACKED SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY FUND, NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

         Certificates for Automobile  Receivables(SERVICE  MARK) ("CARS"(SERVICE
MARK)) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SERVICE MARK) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

          Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

          Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

          Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman HIGH YIELD Bond Fund each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.

          U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN GOVERNMENT MONEY FUND, NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

         POLICIES AND LIMITATIONS. These investments are subject to each Fund's quality, maturity, and duration standards.

          FOREIGN CURRENCY DENOMINATED SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

          POLICIES AND LIMITATIONS. Each Fund may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies and, with respect to Neuberger Berman HIGH YIELD Bond Fund, American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, neither Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. The Funds invest in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.


         AMERICAN DEPOSITARY RECEIPTS (NEUBERGER BERMAN HIGH YIELD BOND FUND). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.


          POLICIES AND LIMITATIONS. ADRs on foreign securities which are denominated in foreign currencies are subject to the Fund's 25% limit on foreign securities denominated in foreign currencies.

          DOLLAR ROLLS (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). In a "dollar roll," a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which the Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

         POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of a Fund's investment policies and limitations concerning borrowings.

          WHEN-ISSUED TRANSACTIONS (ALL FUNDS). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by a Fund to purchase securities that will be issued at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

          When-issued transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

          The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.


          POLICIES AND LIMITATIONS. Neither Neuberger Berman MUNICIPAL MONEY Fund nor Neuberger Berman MUNICIPAL SECURITIES Trust may invest more than 10% of its total assets in when-issued securities. A Fund will purchase securities on a when-issued basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

          When a Fund purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Fund's purchase commitments. This procedure is designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases.

         LEVERAGE (NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN GOVERNMENT MONEY FUND, AND NEUBERGER BERMAN INSTITUTIONAL CASH FUND). Each Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's NAVs. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.


         POLICIES AND LIMITATIONS. Each Fund may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Neuberger Berman GOVERNMENT MONEY and INSTITUTIONAL CASH each may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, none of the Funds will invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.


         FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER BERMAN HIGH YIELD BOND FUND, NEUBERGER BERMAN LIMITED MATURITY BOND FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). The Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and Neuberger Berman HIGH YIELD Bond Fund and Neuberger Berman LIMITED MATURITY Bond Fund may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Funds.

          A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

          U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

          Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

          "Margin" with respect to Futures is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's Futures positions. The margin deposit made by a Fund when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Fund. In computing its daily NAV, each Fund marks to market the value of its open Futures positions. A Fund also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

          An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

          Although each Fund believes that the use of Futures Contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Fund's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

          Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

          Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

          POLICIES AND LIMITATIONS. The Funds may purchase and sell interest rate and bond index Futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Funds engage in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Neither Fund engages in transactions in Futures or options thereon for speculation.

          CALL OPTIONS ON SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND AND LIMITED MATURITY BOND FUND). Each Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

          When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, each Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Fund may be obligated to deliver securities underlying a call option at less than the market price.

          The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do), but is capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

          If a call option that a Fund has written expires unexercised, that Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

          When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

          POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

          PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). Each Fund may write and purchase put options on securities. A Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Fund may be obligated to purchase the underlying security at more than its current value.

          When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

          Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.


         POLICIES AND LIMITATIONS. Each Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by the Fund.


          GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

          Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that a Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Funds may engage in OTC options transactions.

          The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

          Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

          A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

          A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

          The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

          POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          FORWARD FOREIGN CURRENCY CONTRACTS (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). Each Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Each Fund enters into Forward

Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

          Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

          At the consummation of a Forward Contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

          NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

          However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

          POLICIES AND LIMITATIONS. The Funds do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

          OPTIONS ON FOREIGN CURRENCIES (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). Each Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

          REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (NEUBERGER BERMAN HIGH YIELD BOND FUND, NEUBERGER BERMAN LIMITED MATURITY BOND FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). To the extent a Fund sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

          COVER FOR HEDGING INSTRUMENTS (NEUBERGER BERMAN HIGH YIELD BOND FUND, NEUBERGER BERMAN LIMITED MATURITY BOND FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). Each Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Fund.

          POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

          GENERAL RISKS OF HEDGING INSTRUMENTS (NEUBERGER BERMAN HIGH YIELD BOND FUND, NEUBERGER BERMAN LIMITED MATURITY BOND FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of the Fund's underlying securities or currency. There can be no assurance that a Fund's use of Hedging Instruments will be successful.

         A Fund's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

          POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

          INDEXED SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN LIMITED MATURITY BOND FUND). The Fund may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

          ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL FUNDS). Each Fund may invest in zero coupon securities; Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman HIGH YIELD Bond Fund may invest in step coupon securities. Neuberger Berman HIGH YIELD Bond Fund may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

          Because each Fund must distribute substantially all of its net income (including its share of non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) to its shareholders each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

          The market prices of zero coupon, step coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

          SWAP AGREEMENTS (NEUBERGER BERMAN HIGH YIELD BOND FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES Trust). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

          In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

          Swap  agreements  may  involve  leverage  and may be highly  volatile;
depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

          POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

          LOWER-RATED DEBT SECURITIES (NEUBERGER BERMAN LIMITED MATURITY BOND FUND AND NEUBERGER BERMAN HIGH YIELD BOND FUND). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all nationally recognized statistical rating organizations ("NRSROs") that have rated them (including those securities rated as low as D by Standard & Poor's ("S&P")) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

          During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

          The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

          The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

         See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's Investors Service, Inc. ("Moody's").

          POLICIES AND LIMITATIONS. Neuberger Berman HIGH YIELD Bond Fund normally will invest at least 80% of net assets in lower-rated debt securities. Neuberger Berman LIMITED MATURITY Bond Fund may invest up to 10% of its net assets in lower-rated debt securities; the Fund will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by NB Management to be of comparable quality. Neuberger Berman LIMITED MATURITY Bond Fund may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permitted by the Fund's investment policies.


          DIRECT DEBT INSTRUMENTS (NEUBERGER BERMAN HIGH YIELD BOND FUND). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

          Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

          There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

          Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

          POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to the Fund's restriction on investing no more than 15% of its net assets in illiquid securities. The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

          CONVERTIBLE SECURITIES (NEUBERGER BERMAN HIGH YIELD BOND FUND). A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


          The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.


         POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to the Fund's 20% limitation on equity securities.

          PREFERRED STOCK (NEUBERGER BERMAN HIGH YIELD BOND FUND). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

          WARRANTS (NEUBERGER BERMAN HIGH YIELD BOND FUND). Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

          RISKS OF FIXED INCOME SECURITIES


          Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.


          RATINGS OF FIXED INCOME SECURITIES

          As discussed in the Prospectus, the Funds may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

          HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Neuberger Berman CASH RESERVES, INSTITUTIONAL CASH and MUNICIPAL MONEY Funds.

          INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

          LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

          Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, with respect to Neuberger Berman LIMITED MATURITY Bond Fund, NB Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings of securities that are considered by the Fund to be below investment grade will not exceed 10% of its net assets. Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman MUNICIPAL SECURITIES Trust may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible under the Fund's investment policies. With respect to the money market funds, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

          DURATION AND MATURITY

          Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Funds except the money market portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

          Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

          There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

          Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman MUNICIPAL MONEY Fund are required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less. Neuberger Berman HIGH YIELD Bond Fund has no dollar-weighted average duration or maturity and has no limits on the maturity of its individual investments. Neuberger Berman LIMITED MATURITY Bond Fund's dollar-weighted average duration will not exceed four years, although the Fund may invest in individual securities of any duration; the Fund's dollar-weighted average maturity may range up to six years. Neuberger Berman MUNICIPAL SECURITIES Trust's dollar-weighted average duration will not exceed ten years.

          RISKS OF EQUITY SECURITIES

          Equity securities in which Neuberger Berman HIGH YIELD Bond Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

          To the extent this Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAVs per share, which will fluctuate as the value of the securities held by the Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

                           CERTAIN RISK CONSIDERATIONS

          Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Fund will achieve its investment objective. Each Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

          Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of Neuberger Berman HIGH YIELD Fund, Neuberger Berman LIMITED MATURITY Fund and Neuberger Berman MUNICIPAL SECURITIES Trust will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.

          Until February 9, 2001, the Investor and Trust Classes of each of the Funds were separate feeder funds in a master/feeder structure. Performance results shown represent the performance of each Class' predecessor feeder fund, which had an identical investment program and the same fees as the corresponding Investor and Trust Class.

YIELD CALCULATIONS

          NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN INSTITUTIONAL CASH FUND, NEUBERGER BERMAN GOVERNMENT MONEY FUND AND NEUBERGER BERMAN MUNICIPAL MONEY FUND. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

          The EFFECTIVE YIELD of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                  Effective Yield = [(Base Period Return + 1)365/7] - 1.


          For the seven calendar days ended October 31, 2001, the current yields of GOVERNMENT MONEY and CASH RESERVES were ___% and ___%, respectively. For the same period, the effective yields were ___% and ___%, respectively.


          NEUBERGER  BERMAN  HIGH  YIELD  BOND FUND,  NEUBERGER  BERMAN  LIMITED
MATURITY BOND FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


          The annualized yields for Neuberger Berman LIMITED MATURITY Bond Fund Investor Class, Neuberger Berman HIGH YIELD Bond Fund and Neuberger Berman MUNICIPAL SECURITIES Trust, respectively, for the 30-day period ended October 31, 2001 were ___%, ___% and ___%. The annualized yield for the predecessor to Neuberger Berman LIMITED MATURITY Bond Fund Trust Class for the same period was ___%.


TAX EQUIVALENT YIELD

         NEUBERGER BERMAN GOVERNMENT MONEY FUND. Much of the dividends paid by GOVERNMENT MONEY may represent income received by it on direct obligations of the U.S. Government and, as a result, are not subject to income tax in most states and localities. From time to time, this Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                         Tax Equivalent Yield = Y1 + Y2
                                                --
                                               1-MR

where Y1 equals that portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


          The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state's highest marginal 2001 tax rate of ___% would have to have received a taxable current yield of ___% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2001 rate of ____%, the taxpayer would have to have received a taxable current yield of ___% to equal the 5% after-tax yield.


          The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's future performance. Of course, all dividends paid by GOVERNMENT MONEY are subject to federal income taxation at applicable rates.

         NEUBERGER BERMAN MUNICIPAL MONEY FUND AND NEUBERGER BERMAN MUNICIPAL SECURITIES TRUST. Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (currently 39.6%) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                         Tax Equivalent Yield = Y1 + Y2
                                                --
                                               1-MR

where Y1 equals that portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

         For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum tax rate is 39.6%, the computation is:

                  4% / (1 - .396) = 4 / .604 = 6.62% Tax Equivalent Yield


In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.62%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.62%. This example assumes that all of the income from the investment is exempt. The tax equivalent current yield and tax-equivalent effective yield of MUNICIPAL MONEY for the 7-day period ended October 31, 2001, were 6.18% and 6.37%, respectively, assuming a marginal tax rate of 39.6%. The tax-equivalent yield of MUNICIPAL SECURITIES for the 30-day period ended that date was 7.00%, assuming a marginal tax rate of 39.6%.


         The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

TOTAL RETURN COMPUTATIONS

          Neuberger Berman HIGH YIELD Bond Fund, Neuberger Berman LIMITED MATURITY Bond Fund and Neuberger Berman MUNICIPAL SECURITIES Trust may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

          Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


          For the one-, five-, and ten-year periods ended October 31, 2001, the average annual total returns for LIMITED MATURITY Investor Class were ___%, ___%, and ___%, respectively. If an investor had invested $10,000 in the Fund's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $_____ on October 31, 2001.

          For the one-, five-, and ten-year periods ended October 31, 2001, the average annual total returns for LIMITED MATURITY Trust Class were ___%, ___%, and ___%, respectively. If an investor had invested $10,000 in the Fund's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $24,029 on October 31, 2001.

          For the one-year period ended October 31, 2001 and the period from March 3, 1998 to October 31, 2001, the average annual total returns for HIGH YIELD were ____% and ____%, respectively. If an investor had invested $10,000 in the Fund's shares on March 3, 1998, and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $____ on October 31, 2001.

          For the one-, five- and ten-year periods ended October 31, 2001, the average annual total returns for MUNICIPAL SECURITIES and its predecessor were ____%, ____%, and ____%, respectively. If an investor had invested $10,000 in that predecessor's shares on July 9, 1987, and had reinvested all distributions, the value of that investor's holdings would have been $_____ on October 31, 20001.


          NB Management may from time to time reimburse a Fund for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

From time to time each Fund's performance may be compared with:

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, iMoneyNet, Inc.'s Money Fund Report, Investment Company Data Inc.,

         Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

         (2) recognized bond, stock, and other indices such as the Lehman Brothers Bond Index, the Municipal Bond Buyers Indicies (and other indicies of municipal obligations), Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Fund may invest in different types of securities from those included in some of the above indices.

          Each Fund's performance also may be compared from time to time with the following specific indices, among others, and other measures of performance:

                  GOVERNMENT MONEY'S, INSTITUTIONAL CASH'S and CASH RESERVES' performance may be compared, respectively, with iMoneyNet, Inc.'s Money Fund Report Treasury Retail Average, Money Fund Report Taxable First Tier Institutional Average, and Money Fund Report Taxable First Tier Retail Average.

                  LIMITED MATURITY'S performance may be compared with the Merrill Lynch 1-3 Year Treasury Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

                  HIGH YIELD'S performance may be compared with the Lehman Brothers High Yield Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Corporate Bond Index, First Boston High Yield Bond Fund Index, the Merrill Lynch High Yield Master Index, and the Lipper High Yield Bond Fund Index as well as the performance of Treasury securities and corporate bonds.

                  MUNICIPAL MONEY's performance may be compared with iMoneyNet, Inc.'s Money Fund Report Tax Free National Retail Average.

                  MUNICIPAL SECURITIES' performance may be compared with the Lehman Brothers 3-Year G.O. and 5-Year G.O. Bond Indices, 3-year and 5-year general obligation bonds, and the Lipper Intermediate Municipal Debt Funds category.

          Each Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. A Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

          In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

          The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Funds' performance, their yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").

OTHER PERFORMANCE INFORMATION

          From time to time, information about a Fund's portfolio allocation and holdings as of a particular date may be included in its Advertisements. This information may include the Fund's portfolio diversification by asset type.
Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

          Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

          Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

          Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

          Information relating to how much you would have to earn with a taxable investment in order to match the tax-exempt yield of a municipal bond fund also may be included in Advertisements. The chart below illustrates this.

Federal Tax Bracket                   31.0%             36.0%            39.6%

Municipal Bond Yield                   4.0%              4.0%             4.0%

Equivalent Taxable Yield               5.8%              6.3%             6.6%

          Information   regarding   the  effects  of  automatic   investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trust, including their addresses and principal business experience during the past five years. Each person named as a trustee or officer also serves in similar capacities for two other investment companies administered or managed by NB Management and Neuberger Berman.

THE TRUST


                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------
John Cannon (71)                                         Trustee              Retired. Formerly, Chairman and Chief
                                                                              Investment Officer of CDC Capital Management
                                                                              (registered investment adviser) (1993-Jan.
                                                                              1999).

Faith Colish (65)                                        Trustee              Attorney at Law, Faith Colish, A
                                                                              Professional Corporation.

Walter G. Ehlers (67)                                    Trustee              Consultant, Director of the Turner
                                                                              Corporation, A.B. Chance Company and
                                                                              Crescent Jewelry, Inc.



                                                          54

                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------

C. Anne Harvey (63)                                      Trustee              Retired, December 2000. Formerly, Director
                                                                              of American Association of Retired Persons
                                                                              ("AARP"); Program Services and Administrator
                                                                              of AARP Foundation; The National
                                                                              Rehabilitation Hospital's Board of Advisors;
                                                                              Individual Investors Advisory Committee to
                                                                              the New York Stock Exchange Board of
                                                                              Directors; Steering Committee for the U.S.
                                                                              Securities and Exchange Commission Facts on
                                                                              Saving and Investing Campaign; and American
                                                                              Savings Education Council's Policy Board
                                                                              (ASEC).

Barry Hirsch (68)                                        Trustee              Senior Vice President, Secretary, and
                                                                              General Counsel of Loews Corporation
                                                                              (diversified financial corporation).

Michael M. Kassen* (48)                           President and Trustee       Executive Vice President, Chief Investment
                                                                              Officer and Director of Neuberger Berman
                                                                              Inc. (holding company) since 1999; Executive
                                                                              Vice President and Chief Investment Officer
                                                                              of Neuberger Berman since 1999; Chairman
                                                                              since May 2000 and Director of NB Management
                                                                              since January 1996; Executive Vice President
                                                                              and Chief Financial Officer from November
                                                                              1999 to March 2000; Vice President from 1990
                                                                              until 1999; Partner or Principal of
                                                                              Neuberger Berman from 1993; President and
                                                                              Trustee of two other mutual funds for which
                                                                              NB Management acts as investment manager and
                                                                              administrator since 2000.



                                                              55

                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------

Robert A. Kavesh (73)                                    Trustee              Professor of Finance and Economics at Stern
                                                                              School of Business, New York University.

Howard A. Mileaf (64)                                    Trustee              Vice President and Special Counsel to WHX
                                                                              Corporation (holding company) since 1992;
                                                                              Director of Kevlin Corporation (manufacturer
                                                                              of microwave and other products).

Edward I. O'Brien* (72)                                  Trustee              Private Investment Management; President of
                                                                              the Securities Industry Association ("SIA")
                                                                              (securities industry's representative in
                                                                              government relations and regulatory matters
                                                                              at the federal and state levels) from 1974
                                                                              to 1992; Adviser to SIA from November 1992
                                                                              to November 1993; Director of Legg Mason,
                                                                              Inc. (financial services holding company).

John P. Rosenthal (68)                                   Trustee              Senior Vice President of Burnham Securities
                                                                              Inc. (a registered broker-dealer) since
                                                                              1991; Director, Cancer Treatment Holdings,
                                                                              Inc.

William E. Rulon (68)                                    Trustee              Retired. Senior Vice President of Foodmaker.
                                                                              Inc. (operator and Franchiser of
                                                                              Restaurants) until January 1997; Secretary
                                                                              of Foodmaker, Inc. until July 1996; Director
                                                                              of Prandium, Inc. since March 2001.

Cornelius T. Ryan (69)                                   Trustee              General Partner of Oxford Partners and
                                                                              Oxford Bioscience Partners (venture capital
                                                                              partnerships) and President of Oxford
                                                                              Venture Corporation; Director of Capital
                                                                              Cash Management Trust (money market fund)
                                                                              and Prime Cash Fund.



                                                              56

                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------

Tom Decker Seip (50)                                     Trustee              General Partner of Seip Investments LP (a
                                                                              private investment partnership); Member of
                                                                              the Board of Directors of Offroad Capital
                                                                              Inc. and E-Finance Corporation (pre-public
                                                                              internet commerce companies); Trustee of
                                                                              Hambrecht and Quist Fund Trust; Member of
                                                                              the Board of Directors of AmericaOne; Senior
                                                                              Executive at the Charles Schwab Corporation
                                                                              from 1983 to 1999; including Chief Executive
                                                                              Officer of Charles Schwab Investment
                                                                              Management, Inc. and Trustee of Schwab
                                                                              Family of Funds and Schwab Investments from
                                                                              1997 to 1998; Executive Vice
                                                                              President-Retail Brokerage for Charles
                                                                              Schwab Investment Management from 1994 to
                                                                              1997.

Gustave H. Shubert (72)                                  Trustee              Senior Fellow/Corporate Advisor and Advisory
                                                                              Trustee of Rand (a non-profit public
                                                                              interest research institution) since 1989;
                                                                              Honorary Member of the Board of Overseers of
                                                                              the Institute for Civil Justice, the Policy
                                                                              Advisory Committee of the Clinical Scholars
                                                                              Program at the University of California, the
                                                                              American Association for the Advancement of
                                                                              Science, the Council on Foreign Relations,
                                                                              and the Institute for Strategic Studies
                                                                              (London); advisor to the Program Evaluation
                                                                              and Methodology Division of the U.S. General
                                                                              Accounting Office; formerly Senior Vice
                                                                              President and Trustee of Rand.



                                                              57

                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------

Candace L. Straight (53)                                 Trustee              Private investor and consultant specializing
                                                                              in the insurance industry; Advisory Director
                                                                              of Securities Capital LLC (a global private
                                                                              equity investment firm dedicated to making
                                                                              investments in the insurance sector);
                                                                              Principal of Head & Company, LLC (limited
                                                                              liability company providing investment
                                                                              banking and consulting services to the
                                                                              insurance industry) until March 1996;
                                                                              Director of Drake Holdings (U.K. motor
                                                                              insurer) until June 1996.

Peter E. Sundman* (41)                        Chairman of the Board, Chief    Executive Vice President and Director of
                                              Executive Officer and Trustee   Neuberger Berman Inc. (holding company)
                                                                              since 1999; Executive Vice President of
                                                                              Neuberger Berman since 1999; Principal of
                                                                              Neuberger Berman from 1997 until 1999; President
                                                                              and Director of NB Management since 1999; Senior
                                                                              Vice President of NB Management from 1996 until
                                                                              1999; Director of Institutional Services of NB
                                                                              Management from 1988 until 1996; Chairman of the
                                                                              Board and Trustee of two other mutual funds for
                                                                              which NB Management acts as investment manager
                                                                              and administrator since 2000.

Peter P. Trapp (56)                                      Trustee              Regional Manager for Atlanta Region, Ford
                                                                              Motor Credit Company since August, 1997;
                                                                              prior thereto, President, Ford Life
                                                                              Insurance Company, April 1995 until August
                                                                              1997.



                                                              58

                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------

Claudia A. Brandon (44)                                 Secretary             Vice President-Mutual Fund Board Relations
                                                                              of NB Management since 2000; Employee of
                                                                              Neuberger Berman since 1999; Vice President
                                                                              of NB Management from 1986 to 1999;
                                                                              Secretary of two other mutual funds for
                                                                              which NB Management acts as investment
                                                                              manager and administrator.

Robert Conti (44)                                    Vice President           Vice President of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Controller of NB Management
                                                                              until 1996; Treasurer of NB Management from
                                                                              1996 until 1999; Vice President of two other
                                                                              mutual funds for which NB Management acts as
                                                                              investment manager and administrator since
                                                                              2000.

Stacy Cooper-Shugrue (38)                          Assistant Secretary        Employee of Neuberger Berman since 1999;
                                                                              Assistant Vice President of NB Management
                                                                              from 1993 to 1999; Assistant Secretary of
                                                                              two other mutual funds for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.

Barbara DiGiorgio (42)                             Assistant Treasurer        Vice President of Neuberger Berman since
                                                                              1999; Assistant Vice President of NB
                                                                              Management from 1993 to 1999; Assistant
                                                                              Treasurer since 1996 of two other mutual
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator.



                                                              59

                                                     Positions Held
Name, Age, and Address (1)                           With the Trust                    Principal Occupation(s) (2)
--------------------------                           --------------                    ---------------------------

Brian J. Gaffney (47)                                Vice President           Managing Director of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Vice President of NB Management
                                                                              from 1997 until 1999; Vice President of two
                                                                              other mutual funds for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2000.

Richard Russell (54)                             Treasurer and Principal      Vice President of Neuberger Berman since
                                                Financial and Accounting      1999; Vice President of NB Management from
                                                         Officer              1993 until 1999; Treasurer and Principal
                                                                              Financial and Accounting Officer of two other
                                                                              mutual funds for which NB Management acts as
                                                                              investment manager and administrator.

Frederic B. Soule (54)                               Vice President           Vice President of Neuberger Berman since
                                                                              1999; Vice President of NB Management from
                                                                              1995 until 1999; Vice President of two other
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator since
                                                                              2000.

Celeste Wischerth (40)                             Assistant Treasurer        Vice President of Neuberger Berman since
                                                                              1999; Assistant Vice President of NB
                                                                              Management from 1994 to 1999; Assistant
                                                                              Treasurer since 1996 of two other mutual
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator.


--------------------


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.


(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

         The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Income Funds does not have any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/01

                                                                                 Total Compensation from
                                                   Aggregate                    Investment Companies in the
                                                  Compensation                        Neuberger Berman
Name and Position With the Trust                  From the Trust                 Fund Complex Paid to Trustees
--------------------------------                  --------------                 -----------------------------
John Cannon                                             $                                    $
Trustee

Faith Colish                                            $0                                   $
Trustee                                                                       (5 other investment companies)

Walter G. Ehlers                                        $0                                   $
Trustee

C. Anne Harvey                                          $0                                   $
Trustee

Barry Hirsch                                            $                                    $
Trustee

Michael M. Kassen                                       $0                                  $0
Trustee

Robert A. Kavesh                                        $                                    $
Trustee

Howard A. Mileaf                                        $0                                   $
Trustee                                                                       (4 other investment companies)

Edward I. O'Brien                                       $0                                   $
Trustee                                                                       (3 other investment companies)

John T. Patterson, Jr.*                                 $0                                   $
Trustee                                                                       (4 other investment companies)

John P. Rosenthal                                       $0                                   $
Trustee                                                                       (4 other investment companies)

William E. Rulon                                        $                                    $
Trustee

Cornelius T. Ryan                                       $0                                   $
Trustee                                                                       (3 other investment companies)

Tom Decker Seip                                         $0                                  $0
Trustee

Gustave H. Shubert                                      $0                                   $
Trustee                                                                       (3 other investment companies)

Candace L. Straight                                     $                                    $
Trustee

Peter E. Sundman                                        $0                                  $0
Trustee



                                       62

                                                                                 Total Compensation from
                                                   Aggregate                    Investment Companies in the
                                                  Compensation                        Neuberger Berman
Name and Position With the Trust                  From the Trust                 Fund Complex Paid to Trustees
--------------------------------                  --------------                 -----------------------------
Peter P. Trapp                                          $0                                   $
Trustee


* Deceased, September 26, 2000.


         At January 31, 2002, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


         Effective January 1, 2001, Trustees of Neuberger Berman Funds who are not affiliated with NB Management receive from all the Funds in the aggregate a retainer of $10,000 per quarter plus $7,500 for each regular quarterly Board meeting attended.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated February 9, 2001 ("Management Agreement").

         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds, although NB Management has no current plans to pay a material amount of such compensation.

         NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. One director of NB Management (who is also an officer of Neuberger Berman), who also serves as an officer of NB Management, presently serves as a trustee and/or officer of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

         NB Management provides facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated February 9, 2001 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

         Under the Administration Agreement for each class of shares, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

         From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES


         For investment management services, each Fund (except Neuberger Berman HIGH YIELD Bond Fund and Neuberger Berman INSTITUTIONAL CASH Fund) pays NB Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Neuberger Berman HIGH YIELD Bond Fund pays NB Management a fee at the annual rate of 0.38% of the first $500 million of that Fund's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion. Neuberger Berman INSTITUTIONAL CASH Fund pays NB Management a fee at the annual rate of 0.10% of the Fund's average daily net assets.


         For administrative services, the Investor Class of each Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.


         Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 2001, 2000, and 1999:

                                     Management and Administration Fees
                                          Accrued for Fiscal Years
                                              Ended October 31
                                              ----------------
Investor Class                 2001                 2000                 1999
--------------                 ----                 ----                 ----
CASH RESERVES                                    $5,726,553           $5,332,438

GOVERNMENT MONEY                                 $2,147,068           $3,100,110

HIGH YIELD                                         $102,356             $170,119

LIMITED MATURITY                                 $1,015,491           $1,356,702

MUNICIPAL MONEY                                  $1,422,293           $1,164,328

MUNICIPAL SECURITIES                               $161,292             $198,218




          For administrative services, the Trust Class of the Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman LIMITED MATURITY Bond Fund pay NB Management at the annual rate of 0.15% and 0.50% of that Class's average daily net assets, respectively. With the Funds' consent, NB Management may subcontract to third parties some of its responsibilities to the Class under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.


                                    Management and Administration Fees
                                         Accrued for Fiscal Years
                                             Ended October 31
                                             ----------------
Trust Class                   2001                 2000                 1999
-----------                   ----                 ----                 ----
INSTITUTIONAL CASH                               $466,171*               N/A
LIMITED MATURITY                                 $268,903             $415,445


* For the period from May 8, 2000 (commencement of operations to October 31, 2000.)

WAIVERS AND REIMBURSEMENTS

INVESTOR CLASS


          NB Management has voluntarily undertaken to reimburse the Investor Class of each Fund other than Neuberger Berman GOVERNMENT MONEY Fund and Neuberger Berman MUNICIPAL MONEY Fund for its Operating Expenses (including fees under the Administration and Management Agreements) that exceed, in the aggregate, 0.65% for CASH RESERVES and MUNICIPAL SECURITIES; 0.70% per annum for LIMITED MATURITY; and 1.00% for HIGH YIELD of that Class's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. NB Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended

October 31, 2001, 2000, and 1999, NB Management reimbursed the Funds the following amounts of expenses:



Investor Class                      2001              2000              1999
--------------                      ----              ----              ----

CASH RESERVES                                          $0                $0

HIGH YIELD                                          $165,780          $111,347

LIMITED MATURITY                                    $120,662           $53,915

MUNICIPAL SECURITIES                                $179,807          $157,108

TRUST CLASS

          NB Management has voluntarily undertaken to reimburse the Trust Class of each Fund for its Operating Expenses (including fees under the Administration and Management Agreements) that exceed, in the aggregate, 0.41% for INSTITUTIONAL CASH and 0.80% for LIMITED MATURITY of that Class's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. NB Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 2001, 2000, and 1999, NB Management reimbursed each Class or its predecessor fund the following amounts of expenses:

Trust Class                            2001             2000             1999
-----------                            ----             ----             ----

LIMITED MATURITY                                      $167,032         $174,589

INSTITUTIONAL CASH                                       $0*              N/A


* For the period from May 8, 2000 (commencement of operations) to October 31, 2000.


          The Management Agreement continues with respect to each Fund until June 30, 2002. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not
"interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

          The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated February 9, 2001 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.


         The Sub-Advisory Agreement continues until June 30, 2002 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.


         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED


         As of December 31, 2001, the investment companies managed by NB Management had aggregate net assets of approximately $____ billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2001
----                                                           -----------------

Neuberger Berman Cash Reserves ................................................$

Neuberger Berman Government Money Fund.........................................$

Neuberger Berman High Yield Bond Fund..........................................$

Neuberger Berman Institutional Cash Fund ......................................$

Neuberger Berman Limited Maturity Bond Fund....................................$

Neuberger Berman Municipal Money Fund..........................................$

Neuberger Berman Municipal Securities Trust....................................$

Neuberger Berman Century Fund..................................................$

Neuberger Berman Focus Fund....................................................$

Neuberger Berman Genesis Fund..................................................$

Neuberger Berman Guardian Fund.................................................$

Neuberger Berman International Fund............................................$

Neuberger Berman Manhattan Fund................................................$

Neuberger Berman Millennium Fund...............................................$

Neuberger Berman Partners Fund.................................................$

Neuberger Berman Regency Fund..................................................$

Neuberger Berman Socially Responsive Fund......................................$

Neuberger Berman Technology Fund...............................................$

Advisers Management Trust......................................................$


         The investment decisions concerning the Funds and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There  may be  occasions  when a Fund  and one or more of the  Other NB
Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

         The Funds, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN


         The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

         The officers and employees of Neuberger Berman who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler,

Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph
F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian E. Hahn, Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice
President;  Peter B.  Phelan,  Senior Vice  President;  David Root,  Senior Vice
President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.






         Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.


                            DISTRIBUTION ARRANGEMENTS

         Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY, Neuberger Berman HIGH YIELD BOND, Neuberger Berman LIMITED MATURITY Bond, Neuberger Berman MUNICIPAL MONEY Funds, and Neuberger Berman MUNICIPAL
SECURITIES Trust offer a class of shares, known as Investor Class. Neuberger Berman LIMITED MATURITY BOND and Neuberger Berman INSTITUTIONAL CASH offer a class of shares known as Trust Class shares.

DISTRIBUTOR

         NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class and Trust Class shares are offered on a no-load basis. Trust Class Shares are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

         In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

         For each Funds' Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

         From time to time, for the Trust Class, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until June 30, 2002. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.


                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

         Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each class of a Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities the Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman MUNICIPAL MONEY Fund try to maintain stable NAVs of $1.00 per share. They value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. NEUBERGER BERMAN CASH RESERVES, NEUBERGER BERMAN GOVERNMENT MONEY FUND AND NEUBERGER BERMAN MUNICIPAL MONEY FUND CALCULATE THEIR NAVS AS OF NOON EASTERN TIME ON EACH DAY THE NYSE IS OPEN. NEUBERGER BERMAN INSTITUTIONAL CASH FUND CALCULATES ITS NAV AT 4 PM EASTERN TIME, ON EACH DAY THE NYSE IS OPEN.

          Neuberger Berman High Yield Bond and Neuberger Berman Limited Maturity Bond Funds value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of the Trust believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. These Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

         Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

         Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," each funds' Investor Class shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange any Fund's Trust Class shares for Trust Class shares of one or more of the other Neuberger Berman Funds, if made available through that Institution.


EQUITY FUNDS
    Neuberger Berman Century Fund                  Invests mainly in common stocks of large-capitalization companies.  The manager seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.

    Neuberger Berman Fasciano Fund                 Seeks long-term capital growth.  The portfolio manager also may consider a company's  potential  for income  prior to  selecting it for the Fund.
                                                   The  Fund  will  invest  primarily  in  the  common  stocks  of  smaller
                                                   companies  i.e.,  those  with  market   capitalizations   of  less  than
                                                   $1.5 billion  at the time the Fund first  invests in them.  In selecting companies  that the  manager  believes  will  appreciate  in price,  the
                                                   manager   will   invest   the  Fund  in  smaller   companies   that  are
                                                   under-followed  by major Wall  Street  brokerage  houses and large asset management firms.

    Neuberger Berman Focus Fund                    Invests principally in common stocks selected from 13 multi-industry sectors of the economy.  To maximize potential return, the Fund normally makes at least 90% of its investments in not more than six sectors of the economy believed by the Fund managers to be undervalued.

    Neuberger Berman Genesis Fund                  Invests primarily in stocks of companies with small market capitalizations (up to $1.5 billion at the time of the Fund's investment).  Fund managers seek to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices.

    Neuberger Berman Guardian Fund                 A growth and income fund that invests primarily in stocks of established, high-quality companies that are not well followed on Wall
                                                   Street or are temporarily out of favor.

    Neuberger Berman International Fund            Seeks long-term capital appreciation by investing primarily in foreign stocks of any capitalization, both in developed economies and in emerging markets.  Fund manager seeks undervalued companies in countries with strong potential for growth.

    Neuberger Berman Manhattan Fund                Invests in securities believed to have the maximum potential for long-term capital appreciation.  Fund managers seek stocks of companies that are projected to grow at above-average rates and that appear to the managers poised for a period of accelerated earnings.



                                       73

EQUITY FUNDS

    Neuberger Berman Millennium Fund               Seeks long-term growth of capital by investing primarily in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time of initial investment. The Fund co-managers take a growth approach to stock selection, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.

    Neuberger Berman                               Seeks capital growth through an approach that is intended to increase
    Partners Fund                                  capital with reasonable risk.  Fund managers look at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

    Neuberger Berman                               Seeks long-term growth of capital by investing primarily in common
    Regency Fund                                   stocks of mid-capitalization companies which the manager believes have solid fundamentals.


    Neuberger Berman                               Seeks long-term capital appreciation by investing in common stocks of
    Socially Responsive Fund                       companies that meet both financial and social criteria.


    Neuberger Berman                               Seeks long-term capital growth by investing in the stocks of dynamic
    Technology Fund                                technology and tech-related companies of all sizes.


INCOME FUNDS

Neuberger Berman                                      A money market fund  seeking the highest  current  income  consistent
Cash Reserves                                         with safety and  liquidity.  The Fund invests in  high-quality  money market  instruments.  The Fund also may engage in reverse  repurchase agreements  and securities  lending.  It seeks to maintain a constant purchase and redemption price of $1.00.




                                       74

INCOME FUNDS

Neuberger Berman                                      A U.S.  Government  money  market  fund  seeking  maximum  safety and
Government Money Fund                                 liquidity  and  the  highest  available  current  income.   The  Fund
                                                      invests  in  securities  issued  or  guaranteed  as to  principal  or interest by the U.S. Government,  its agencies and  instrumentalities and  repurchase  agreements  on such  securities.  The Fund  also may engage in reverse repurchase  agreements and securities  lending.  It seeks to maintain a constant purchase and redemption price of $1.00.


Neuberger Berman                                      In seeking its  objective  of high current  income and,  secondarily,
High Yield Bond Fund                                  capital  growth,  the fund  invests  primarily  in  lower-rated  debt securities,  and in investment grade  income-producing and non-income producing debt and equity securities.


Neuberger Berman                                      Seeks  the  highest  current  income  consistent  with  low  risk  to
Limited Maturity Bond Fund                            principal  and liquidity  and,  secondarily,  total return.  The Fund invests in debt securities,  primarily  investment grade; maximum 10%
                                                      below  investment  grade,  but no lower  than  B.*/  Maximum  average duration of four years.

MUNICIPAL FUNDS

Neuberger Berman                                      A money market fund seeking the maximum  current  income  exempt from
Municipal Money Fund                                  federal income tax,  consistent  with safety and liquidity.  The Fund invests in high-quality,  short-term municipal  securities.  It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal Securities Trust           Seeks high  current  tax-exempt  income  with low risk to  principal, limited price  fluctuation,  and liquidity  and,  secondarily,  total return.  The Fund invests in investment  grade  municipal  securities with a maximum average duration of 10 years.
                                                      of 10 years.


*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

         Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

         There can be no assurance that Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman INSTITUTIONAL CASH Fund or Neuberger Berman MUNICIPAL MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

         Each Fund may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

          The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND


          LIMITED MATURITY, HIGH YIELD, MUNICIPAL MONEY and MUNICIPAL SECURITIES reserve the right, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. GOVERNMENT MONEY, INSTITUTIONAL CASH and CASH RESERVES also reserve the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS


          Each Fund distributes to its shareholders substantially all of any net investment income (after deducting expenses incurred directly by the class), any net capital gains (both long-term and short-term), and any net gains from foreign currency transactions earned or realized. A Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. With respect to LIMITED MATURITY, HIGH YIELD, INSTITUTIONAL CASH and MUNICIPAL SECURITIES, net investment income and, with respect to all the Funds, net gains and losses are reflected in a Fund's NAV until they are paid. GOVERNMENT MONEY, MUNICIPAL MONEY and CASH RESERVES calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).


          Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of GOVERNMENT MONEY, MUNICIPAL MONEY, INSTITUTIONAL CASH and CASH RESERVES begin earning income dividends on the Business Day the proceeds of the purchase order are converted to "federal funds" if converted by 12:00 noon (Eastern time) (4:00 p.m. in the case of INSTITUTIONAL CASH) that day, or the next day if so converted after that time, and continue to earn dividends through the Business Day before they are redeemed. Shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

          Each Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check, through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

          A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

          Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

         To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and for LIMITED MATURITY and HIGH YIELD net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         Dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United

States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The use by Neuberger Berman HIGH YIELD Bond Fund and Neuberger Berman LIMITED MATURITY Bond Fund of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. For each of these Funds, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Exchange-traded Futures Contracts, listed non-equity options thereon (such as those on a stock index), and certain Forward Contracts subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of Neuberger Berman HIGH YIELD Bond Fund's or Neuberger Berman LIMITED MATURITY Bond Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that HIGH YIELD or LIMITED MATURITY must distribute to satisfy the Distribution Requirement, which will be taxable to its shareholders as ordinary income, and to increase HIGH YIELD's or LIMITED MATURITY's net capital gain, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

         When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Each Fund (except Neuberger Berman GOVERNMENT MONEY Fund) may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

          Each Fund may acquire zero coupon or other securities issued with OID. Neuberger Berman HIGH YIELD Bond Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, each Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of that Fund's securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

         If shares of HIGH YIELD or LIMITED MATURITY are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Each Fund is required to withhold 31% of all dividends and capital gain distributions, and each of HIGH YIELD and LIMITED MATURITY is required to withhold 31% of redemption proceeds, payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

         As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                        VALUATION OF PORTFOLIO SECURITIES

          Each of Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman INSTITUTIONAL CASH Fund, and Neuberger Berman MUNICIPAL MONEY Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable it to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Funds' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

          Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

          In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to the Fund or NB Management. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services, although no Fund has a current arrangement to do so. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


         [During the fiscal year ended October 31, 2001, Neuberger Berman LIMITED MATURITY Bond Fund acquired securities of the following of its "regular brokers or dealers": Banc One Capital Corporation, General Motors Acceptance Corp., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company. At October 31, 2001, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Banc One Capital Corporation, $3,311,458; General Motors Acceptance Corp., $2,149,181; Merrill Lynch, Pierce, Fenner & Smith Inc., $1,372,465; Morgan Stanley Dean Witter & Co., $2,795,064; and State Street Bank and Trust Company, $2,990,000.]

         [During the fiscal year ended October 31, 2001, Neuberger Berman HIGH YIELD Bond Fund acquired securities of the following of its "regular brokers or dealers": Morgan Stanley Dean Witter & Co. and State Street Bank and Trust Company. At October 31, 2001, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan Stanley Dean Witter & Co., $532,760; and State Street Bank and Trust Company, $505,000.]

         [During the fiscal year ended October 31, 2001, Neuberger Berman CASH RESERVES acquired securities of the following of its "regular brokers or dealers": General Motors Acceptance Corp., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company. At October 31, 2001, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: General Motors Acceptance Corp., $19,652,800; Goldman Sachs & Co., $29,429,367; Merrill Lynch, Pierce, Fenner & Smith Inc., $7,003,465; and Morgan Stanley Dean Witter & Co., $29,175,000.]

          [During the fiscal year ended October 31, 2001, Neuberger Berman GOVERNMENT MONEY Fund acquired none of the securities of its "regular brokers or dealers." At October 31, 2001, that Fund held none of the securities of its "regular brokers or dealers."]

          [During the fiscal year ended October 31, 2001, Neuberger Berman MUNICIPAL MONEY Fund acquired none of the securities of its "regular brokers or dealers." At October 31, 2001, that Fund held none of the securities of its "regular brokers or dealers."]

          [During the fiscal year ended October 31, 2001, Neuberger Berman MUNICIPAL SECURITIES Trust acquired none of the securities of its "regular brokers or dealers." At October 31, 2001, that Fund held none of the securities of its "regular brokers or dealers."]

         [During the fiscal year ended October 31, 2001, Neuberger Berman INSTITUTIONAL CASH Fund acquired securities of the following of its "regular brokers or dealers": General Motors Acceptance Corp., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company. At October 31, 2001, that Fund held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman Sachs & Co., $21,597,164; Merrill Lynch, Pierce, Fenner & Smith Inc., $9,970,000; and Morgan Stanley Dean Witter & Co., $24,990,000.]


          No affiliate of any Fund receives give-ups or reciprocal business in connection with its portfolio transactions. No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

PORTFOLIO TURNOVER

          Neuberger  Berman  HIGH  YIELD  Bond Fund,  Neuberger  Berman  LIMITED
MATURITY Bond Fund and Neuberger Berman MUNICIPAL SECURITIES Trust calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS

         Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds," and the term "Neuberger Berman" in each Fund's name (except Neuberger Berman INSTITUTIONAL CASH Fund) was "Neuberger & Berman."


         The predecessors of Funds (except for Neuberger Berman HIGH YIELD, and Neuberger Berman INSTITUTIONAL CASH Funds) were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the Funds in April 1993.


         DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.


         SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, solely by reason of being a shareholder.

         OTHER. Because Trust Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

         Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All Trust Class correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180

                              INDEPENDENT AUDITORS

         Each Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Each Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of [ ], 2002, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.



--------------------------------------------------------------------------------------------------------------------
                                                        NAME AND ADDRESS                           PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------
CASH RESERVES                      NEUBERGER & BERMAN                                                 [84%]
                                   ATTN RON STAIB OPS CONTROL
                                   55 WATER STREET FLOOR 27
                                   NEW YORK, NY 10041-0001

--------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY                   NEUBERGER & BERMAN                                                 [76%]
                                   ATTN RON STAIB OPS CONTROL
                                   55 WATER STREET FLOOR 27
                                   NEW YORK, NY 10041-0001
--------------------------------------------------------------------------------------------------------------------



                                       85

--------------------------------------------------------------------------------------------------------------------
                                                        NAME AND ADDRESS                           PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND                    NEUBERGER & BERMAN                                                 [34%]
                                   ATTN RON STAIB OPS CONTROL
                                   55 WATER STREET FLOOR 27
                                   NEW YORK, NY 10041-0001
                                   ---------------------------------------------------------------------------------
                                   NEUBERGER & BERMAN TRUST CO TTEE*                                  [6%]
                                   (?)NEUBERGER & BERMAN EMPLOYEES
                                   PROFIT SHARING PLAN UTD 05/20/71
                                   ATTN AL BOCCARDO
                                   605 THIRD AVENUE FLOOR 36
                                   NEW YORK, NY 10158-0180

--------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND              CHARLES SCHWAB & CO INC                                            [18%]
                                   ATTN MUTUAL FUNDS
                                   101 MONTGOMERY ST
                                   SAN FRANCISCO CA  94104-4122

                                   ---------------------------------------------------------------------------------
                                   NATIONWIDE LIFE INSURANCE CO                                       [10%]
                                   QPVA
                                   C/O IPO PORTFOLIO ACCOUNTING
                                   PO BOX 182029
                                   COLUMBUS, OH 43218-2029

                                   ---------------------------------------------------------------------------------
                                   NEUBERGER & BERMAN TRUST CO TTEE*                                  [6%]
                                   (?)NEUBERGER & BERMAN EMPLOYEES
                                   PROFIT SHARING PLAN UTD 05/20/71
                                   ATTN AL BOCCARDO
                                   605 THIRD AVENUE FLOOR 36
                                   NEW YORK, NY 10158-0180

--------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY                    NEUBERGER & BERMAN                                                 [92%]
                                   ATTN RON STAIB OPS CONTROL
                                   55 WATER STREET FLOOR 27
                                   NEW YORK, NY 10041-0001

--------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES               CHARLES SCHWAB & CO INC                                            [23%]
                                   ATTN MUTUAL FUNDS
                                   101 MONTGOMERY ST
                                   SAN FRANCISCO CA  94104-4122

--------------------------------------------------------------------------------------------------------------------



                                       86

--------------------------------------------------------------------------------------------------------------------
                                                        NAME AND ADDRESS                           PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
TRUST CLASS
--------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND              NATIONWIDE LIFE INSURANCE                                          [37%]
                                   QPVA
                                   C/O IPO PORTFOLIO ACCOUNTING
                                   P O BOX 182029
                                   COLUMBUS OH  43218-2029

                                   ---------------------------------------------------------------------------------
                                   GARY N SKOLOFF/SAUL A WOLFE* (?)                                   [14%]
                                   SKOLOFF & WOLFE TARGET BENEFIT
                                   TRUST DTD 11-1-95
                                   293 EISENHOWER PKY
                                   LIVINGSTON, NJ 07039-1711

--------------------------------------------------------------------------------------------------------------------
                                   CHASE MANHATTAN BANK TTEE                                          [9%]
                                   VARIOUS RETIREMENT PLANS
                                   UNDER PPI RETIREMENT PROGRAMS
                                   PROFESSIONAL PENSIONS INC
                                   444 FOXON RD
                                   EAST HAVEN, CT 06513-2019

                                   ---------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SERV CORP FOR                                   [5%]
                                   THE EXCLUSIVE BENEFIT OF OUR
                                   CUSTOMERS
                                   PO BOX 3908
                                   CHURCH STREET STATION
                                   NEW YORK, NY 10008-3908

                                   ---------------------------------------------------------------------------------
                                   HARTFORD LIFE INSURANCE CO                                         [5%]
                                   SEPARATE ACCOUNT TK
                                   ATTN DAVID TEN BROECK
                                   200 HOPMEADOW ST
                                   SIMSBURY CT  06089-9793

--------------------------------------------------------------------------------------------------------------------


                                       87

--------------------------------------------------------------------------------------------------------------------
                                                        NAME AND ADDRESS                           PERCENTAGE
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH                 NEUBERGER & BERMAN                                                 [51%]
                                   ATTN RON STAIB OPS CONTROL
                                   55 WATER ST FL 27
                                   NEW YORK NY  10041-0001

--------------------------------------------------------------------------------------------------------------------
                                   NEUBERGER BERMAN GUARDIAN* (?)                                     [27%]
                                   CASH SWEEP ACCOUNT
                                   ATTN RICHARD RUSSELL
                                   605 3RD AVE FRNT 3
                                   NEW YORK, NY 10158-0180

--------------------------------------------------------------------------------------------------------------------
                                   NEUBERGER BERMAN GENESIS* (?)                                      [9%]
                                   CASH SWEEP ACCOUNT
                                   ATTN RICHARD RUSSELL
                                   605 3RD AVE FRNT 3
                                   NEW YORK NY  10158-0180

--------------------------------------------------------------------------------------------------------------------
                                   NEUBERGER BERMAN FOCUS* (?)                                        [5%]
                                   CASH SWEEP ACCOUNT
                                   ATTN RICHARD RUSSELL
                                   605 3RD AVE FRNT 3
                                   NEW YORK, NY 10158-0180

--------------------------------------------------------------------------------------------------------------------



                             REGISTRATION STATEMENT

         This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

          Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         Through February 9, 2001 the Funds were organized as feeder funds in a master-feeder structure rather than a single-level multiple-class structure. Pursuant to the master-feeder structure, each Fund invested all of its net investable assets in a series ("Portfolio") of another registered investment company called Income Managers Trust that had an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invested in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund.

          The  following   financial   statements  and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended October 31, 2001:


                           The  audited  financial  statements  of the Funds and
                  notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman HIGH YIELD Bond Fund, Neuberger Berman INSTITUTIONAL CASH Fund, Neuberger Berman LIMITED MATURITY Bond Fund, Neuberger Berman MUNICIPAL MONEY Fund, and Neuberger Berman MUNICIPAL SECURITIES Trust.

                                                                     Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                           MOODY'S CORPORATE BOND RATINGS:

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

         S&P COMMERCIAL PAPER RATINGS:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         MOODY'S COMMERCIAL PAPER RATINGS:

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 33 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
-------  --------

                Exhibit   Description
                Number    -----------
                ------

                (a)       (1)      Certificate of Trust. Incorporated by Reference to Post-Effective
                                   Amendment No. 21 to Registrant's Registration Statement, File Nos.
                                   2-85229 and 811-3802 (Filed February 23, 1996).

                          (2)      Restated Certificate of Trust.  Incorporated by Reference to
                                   Post-Effective Amendment No. 26 to Registrant's Registration
                                   statement, File Nos. 2-85229 and 811-3802 (Filed December 29, 1998).

                          (3)      Trust Instrument of Neuberger Berman Income Funds.  Incorporated by
                                   Reference to Post-Effective Amendment No. 21 to Registrant's
                                   Registration Statement, File Nos. 2-85229 and 811-3802 (Filed
                                   February 23, 1996).

                          (4)      Schedule A - Current Series of Neuberger Berman Income Funds.
                                   Incorporated by Reference to Post-Effective Amendment Nos. 32
                                   2-85229 and 811-3802 (Filed February 8, 2001).

                (b)       By-Laws of Neuberger Berman Income Funds.  Incorporated by Reference to
                          Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                          Nos. 2-85229 and 811-3802. (Filed February 23, 1996).

                (c)       (1)      Trust Instrument of Neuberger Berman Income Funds, Articles IV, V,
                                   and VI.  Incorporated by Reference to Post-Effective Amendment No.
                                   21 to Registrant's Registration Statement, File Nos. 2-85229 and
                                   811-3802 (Filed February 23, 1996).

                          (2)      By-Laws of Neuberger  Berman Income Funds, Articles V, VI, and
                                   VIII.  Incorporated by Reference to Post-Effective Amendment No. 21
                                   to Registrant's Registration Statement, File Nos. 2-85229 and
                                   811-3802 (Filed February 23, 1996).

                (d)       (1)      (i)      Management Agreement Between Income Funds and Neuberger
                                            Berman Management Inc.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Income Funds Currently Subject to
                                            the Management Agreement.   Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).


                                   (iii)    Schedule B - Schedule of Compensation under the Management
                                            Agreement. Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                          (2)      (i)      Sub-Advisory Agreement Between Neuberger Berman Management
                                            Inc. and Neuberger Berman, L.P with respect to Income
                                            Funds.  Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Income Funds Currently Subject to
                                            the Sub-Advisory Agreement. Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                (e)       (1)      (i)      Distribution Agreement between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Investor Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Investor Class Distribution
                                            Agreement.  Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                          (2)      (i)      Distribution Agreement between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Trust Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Trust Class Distribution
                                            Agreement.  Incorporated by Reference to Post-Effective
                                            Amendment No. 32 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                (f)       Bonus, Profit Sharing Contracts.  None.

                (g)       (1)      Custodian Contract Between Neuberger Berman Income Funds and State
                                   Street Bank and Trust Company.  Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to Registrant's Registration
                                   Statement, File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                          (2)      Schedule of Compensation under the Custodian Contract.
                                   Incorporated by Reference to Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement, File Nos. 2-85229 and 811-3802
                                   (Filed January 31, 1997).

                (h)       (1)      (i)      Transfer Agency and Service Agreement Between Neuberger
                                            Berman Income Funds and State Street Bank and Trust
                                            Company.  Incorporated by Reference to Post-Effective
                                            Amendment No. 21 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802 (Filed February 23, 1996).

                                   (ii)     First Amendment to Transfer Agency and Service Agreement
                                            between Neuberger Berman Income Funds and State Street
                                            Bank and Trust Company.  Incorporated by Reference to
                                            Post-Effective Amendment No. 21 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 23, 1996).

                                   (iii)    Schedule of Compensation under the Transfer Agency and
                                            Service Agreement. Incorporated by Reference to
                                            Post-Effective Amendment No. 23 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed January 31, 1997).

                          (2)      (i)      Administration Agreement Between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Investor Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                   (ii)     Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Administration Agreement.
                                            Incorporated by Reference to Post-Effective Amendment
                                            No. 32 to Registrant's Registration Statement, File
                                            Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                           (iii)            Schedule B - Schedule of Compensation Under the
                                            Administration Agreement.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                           (3)      (i)     Administration Agreement Between Neuberger Berman Income
                                            Funds and Neuberger Berman Management Inc. with Respect to
                                            Trust Class Shares.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                                    (ii)    Schedule A - Series of Neuberger Berman Income Funds
                                            Currently Subject to the Administration Agreement.
                                            Incorporated by Reference to Post-Effective Amendment
                                            No. 32 to Registrant's Registration Statement, File
                                            Nos. 2-85229 and 811-3802 (Filed February 8, 2001).

                                    (iii)   Schedule B - Schedule of Compensation Under the
                                            Administration Agreement.  Incorporated by Reference to
                                            Post-Effective Amendment No. 32 to Registrant's
                                            Registration Statement, File Nos. 2-85229 and 811-3802
                                            (Filed February 8, 2001).

                (i)        Opinion and Consent of Kirkpatrick & Lockhart with Respect to Securities
                            Matters of the Registrant.  To be filed by amendment.

                (j)        Consent of Independent Auditors.  To be filed by amendment.

                (k)        Financial Statements Omitted from Prospectus.  None.

                (l)        Letter of Investment Intent.  None

                (m)        Plan Pursuant to Rule 12b-1.  None.

                (n)        Plan Pursuant to Rule 18f-3.  Incorporated by Reference to Post-Effective
                           Amendment No. 32 to Registrant's Registration
                           Statement,  File Nos.  2-85229  and  811-3802
                           (Filed February 8, 2001).

                (o)        Power of Attorney.  To be filed by amendment.

                (p)        Code of Ethics for Registrant, its Investment Advisers and Principal
                           Underwriters.  Incorporated by Reference to Post-Effective Amendment No. 92
                           to Neuberger Berman Equity Funds Registration Statement, File Nos. 2-11357
                           and 811-582 (Filed December 13, 2000).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------  -------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. INDEMNIFICATION.
-------  ---------------


         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;

(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.


         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.


         Section 9 of the Management Agreement between Neuberger and Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.


         Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, L.P. ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any series or its interest holders in connection with the matters to which the Agreement relates.


         Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each of the classes of shares of each of the
Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution Agreement between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB
Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Adviser and Sub-adviser.
-------           ---------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.



NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------
Claudia Brandon                                  Secretary, Neuberger Berman
Vice President/Mutual Fund Board Relations,      Advisers Management Trust;
NB Management Inc. since May 2000; Vice          Secretary, Neuberger Berman
President, NB Management from 1986-1999;         Equity Funds; Secretary,
Employee, Neuberger Berman since 1999.           Neuberger Berman Income Funds.

Thomas J. Brophy                                 None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc. since March 2000.

Valerie Chang                                    None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Brooke A. Cobb                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Robert Conti                                     Vice President, Neuberger
Vice President, Neuberger Berman; Senior Vice    Berman Income Funds; Vice
President, NB Management Inc. since November     President, Neuberger Berman
2000; Treasurer, NB Management Inc. until May    Equity Funds; Vice President,
2000.                                            Neuberger Berman Advisers
                                                 Management Trust

Robert W. D'Alelio                               None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Stanley G. Deutsch                               None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc. since September
2000.

Ingrid Dyott                                     None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Michael F. Fasciano                              President, Fasciano Company
Managing Director, Neuberger Berman since        Inc. until March 2001;
March 2001; Vice President, NB Management Inc.   Portfolio Manager, Fasciano
since March 2001.                                Fund Inc. until March 2001.

Robert S. Franklin                               None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Brian P. Gaffney                                 Vice President, Neuberger
Managing Director, Neuberger Berman since        Berman Income Funds; Vice
April 2000, Senior Vice President,               President, Neuberger Berman
NB Management Inc. since November 2000; Vice     Equity Funds; Vice President,
President, NB Management from April 1997         Neuberger Berman Advisers
through November 1999.                           Management Trust.


Robert I. Gendelman                              None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Thomas E. Gengler, Jr.                           None.
Senior Vice President, Neuberger Berman since
February 2001, prior thereto, Vice President,
Neuberger Berman since 1999; Senior Vice
President, NB Management Inc. since March 2001 prior thereto, Vice President, NB Management
Inc.

Theodore P. Giuliano                             None.
Vice President (and Director until February
2001), NB Management Inc.; Managing Director,
Neuberger Berman

Joseph K. Herlihy                                Treasurer, Neuberger Berman Inc
Senior Vice President, Treasurer, Neuberger
Berman; Treasurer, NB Management Inc.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Michael M. Kassen                                Executive Vice President,
Executive Vice President and Chief Investment    Chief Investment Officer and
Officer, Neuberger Berman; Chairman and          Director, Neuberger Berman
Director, NB Management Inc. since May 2000,     Inc.
prior thereto, Executive Vice President, Chief
Investment Officer and Director, NB Management
Inc. from November 1999 until May 2000; Vice
President from June 1990 until November 1999.

Barbara R. Katersky                              None.
Senior Vice President, Neuberger Berman;
Senior Vice President, NB Management Inc.

Robert B. Ladd                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Kelly M. Landron                                 None.
Vice President, NB Management Inc. since March
2000.

Jeffrey B. Lane                                  Director, Chief Executive
Chief Executive Officer and President,           Officer and President,
Neuberger Berman; Director, NB Management Inc.   Neuberger Berman Inc.;
since February 2001.                             Director, Neuberger Berman
                                                 Trust Company from June 1999
                                                 until November 2000.








Josephine Mahaney                                None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Michael F. Malouf                                None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Robert Matza                                     Executive Vice President,
Executive Vice President and Chief  January      Chief Operating Officer and
Operating Neuberger Berman Inc. since  Officer,  Director, Neuberger Berman
January 2001,  prior thereto,  Executive Vice    since January 2001, prior
President and Chief Adminstrative Officer        thereto, Executive Vice
Neuberger Berman; Director,                      President, Chief
NB Management Inc. since April 2000.             Administrative Officer and
                                                 Director, Neuberger Berman,
                                                 Inc.

Ellen Metzger                                    Assistant Secretary, Neuberger
Vice President, Neuberger Berman; Secretary,     Berman Inc. since 2000.
NB Management Inc.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Arthur Moretti
Managing Director, Neuberger Berman since June   Managing Director, Eagle
2001; Vice President, NB Management Inc. since   Capital from January 1999
June 2001.                                       until June 2001.





S. Basu Mullick                                  None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Janet W. Prindle                                 Director, Neuberger Berman
Managing Director, Neuberger Berman; Vice        National Trust Company since
President, NB Management Inc.                    January 2001; Director
                                                 Neuberger Berman Trust Company
                                                 of Delaware since April 2001.

Kevin L. Risen                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Heidi L. Schneider                               Executive Vice President and
Executive Vice President, Neuberger Berman;      Director, Neuberger Berman
Director, NB Management Inc. since February      Inc.; Chair and Director,
2001.                                            Neuberger Berman National
                                                 Trust Company since January
                                                 2001; Director, Neuberger
                                                 Berman Trust Company of
                                                 Delaware since February 2000
                                                 (and Chair until January
                                                 2001); Director, Neuberger
                                                 Berman Trust Company until
                                                 September 2001 (and Chair from
                                                 September 1999 until January
                                                 2001).

Benjamin E. Segal                                None.
Managing Director, Neuberger Berman since
November 2000, prior thereto, Vice President,
Neuberger Berman; Vice President,
NB Management Inc.

Jennifer Silver                                  None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Kent C. Simons                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Matthew S. Stadler                               Senior Vice-President and
Senior Vice President and Chief                  Chief Financial Officer,
Financial Officer,  Neuberger Berman             Neuberger Berman Inc. since
since August 2000, prior thereto, Controller,   August 2000; Senior Vice
Neuberger Berman from November 1999 to           President and Chief Financial
August 2000; Senior Vice President and           Officer, National Discount
Chief Financial Officer, NB Management Inc.      Brokers Group from May 1999
since August 2000.                               until October 1999.

Peter E. Sundman                                 Executive Vice President and
President and Director, NB Management Inc.;      Director, Neuberger Berman
Executive Vice President, Neuberger Berman.      Inc.; President and Chief
                                                 Executive Officer, Neuberger
                                                 Berman Income Funds, President
                                                 and Chief Executive Officer,
                                                 Neuberger Berman Advisers
                                                 Management Trust; President
                                                 and Chief Executive Officer,
                                                 Neuberger Berman Equity Funds.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Judith M. Vale                                   None.
Managing Director, Neuberger Berman; Vice
President, NB Management Inc.

Catherine Waterworth                             None.
Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Allan R. White, III                              None.
Managing Director, Neuberger Berman; Vice
President, NB Management.

         The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.          Principal Underwriters.
-------           ----------------------

         (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Equity Funds

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES                            POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                                 WITH REGISTRANT
    ----                            ----------------                                 ---------------
    Claudia Brandon                 Vice President/Mutual Fund Board Relations       Secretary
    Thomas J. Brophy                Vice President                                   None
    Valerie Chang                   Vice President                                   None
    Brooke A. Cobb                  Vice President                                   None
    Robert Conti                    Senior Vice President                            Vice President
    Robert W. D'Alelio              Vice President                                   None
    Stanley G. Deutsch              Vice President                                   None
    Ingrid Dyott                    Vice President                                   None
    Michael F. Fasciano             Vice President                                   None
    Robert S. Franklin              Vice President                                   None
    Brian P. Gaffney                Senior Vice President                            Vice President
    Robert I. Gendelman             Vice President                                   None
    Thomas E. Gengler, Jr.          Senior Vice President                            None
    Theodore P. Giuliano            Vice President                                   None
    Joseph K. Herlihy               Treasurer                                        None
    Michael M. Kassen               Chairman and Director                            President
    Barbara R. Katersky             Senior Vice President                            None
    Robert B. Ladd                  Vice President                                   None
    Kelly M. Landron                Vice President                                   None
    Jeffrey B. Lane                 Director                                         None
    Josephine Mahaney               Vice President                                   None
    Michael F. Malouf               Vice President                                   None
    Robert Matza                    Director                                         None
    Ellen Metzger                   Secretary                                        None
    Arthur Moretti                  Vice President                                   None
    S. Basu Mullick                 Vice President                                   None
    Janet W. Prindle                Vice President                                   None
    Kevin L. Risen                  Vice President                                   None
    Heidi L. Schneider              Director                                         None
    Benjamin E. Segal               Vice President                                   None
    Jennifer K. Silver              Vice President                                   None
    Kent C. Simons                  Vice President                                   None
    Matthew S. Stadler              Senior Vice President and Chief Financial        None
                                    Officer
    Peter E. Sundman                President and Director                           Trustee and Chairman of the
                                                                                     Board

                                    POSITIONS AND OFFICES                            POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                                 WITH REGISTRANT
    ----                            ----------------                                 ---------------

    Judith M. Vale                  Vice President                                   None
    Catherine Waterworth            Vice President                                   None
    Allan R. White, III             Vice President                                   None


         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.
-------  --------------------------------

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services
-------  -------------------

         Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings
-------  ------------

         None.






















                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN INCOME FUNDS has duly caused this Post-Effective Amendment No. 33 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 11th day of December, 2001.


                          NEUBERGER BERMAN INCOME FUNDS


                            By: /S/ MICHAEL M. KASSEN
                                -----------------------------
                                Michael M. Kassen
                                President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 has been signed below by the following persons in the capacities and on the date indicated.

Signature                            Title                                                Date
---------                            -----                                                ----
/s/ Peter E. Sundman                 Chairman of the Board                       December 11, 2001
----------------------------             and Trustee (Chief
Peter E. Sundman                         Executive Officer)



/s/ Michael M. Kassen                President and Trustee                       December 11, 2001
----------------------------
Michael M. Kassen



/s/ Richard Russell                  Treasurer (Principal Financial and          December 11, 2001
----------------------------             Accounting Officer)
Richard Russell

                                  (signatures continued on next page)




Signature                            Title                                                Date
---------                            -----                                                ----

/s/ John Cannon                      Trustee                                     December 11, 2001
----------------------------
John Cannon



/s/ Faith Colish                     Trustee                                     December 11, 2001
----------------------------
Faith Colish



/s/ Walter G. Ehlers                 Trustee                                     December 11, 2001
----------------------------
Walter G. Ehlers



/s/ C. Anne Harvey                   Trustee                                     December 11, 2001
----------------------------
C. Anne Harvey



/s/ Barry Hirsch                     Trustee                                     December 11, 2001
----------------------------
Barry Hirsch



/s/ Robert A. Kavesh                 Trustee                                     December 11, 2001
----------------------------
Robert A. Kavesh



                                     Trustee
----------------------------
Howard A. Mileaf


Signature                            Title                                                Date
---------                            -----                                                ----

/s/ Edward I. O'Brien                Trustee                                     December 11, 2001
----------------------------
Edward I. O'Brien




/s/ John P. Rosenthal                Trustee                                     December 11, 2001
----------------------------
John P. Rosenthal



/s/ William E. Rulon                 Trustee                                     December 11, 2001
----------------------------
William E. Rulon



/s/ Cornelius T. Ryan                Trustee                                     December 11, 2001
----------------------------
Cornelius T. Ryan



/s/ Tom Decker Seip                  Trustee                                     December 11, 2001
----------------------------
Tom Decker Seip



/s/ Gustave H. Shubert               Trustee                                     December 11, 2001
----------------------------
Gustave H. Shubert



/s/ Candace L. Straight              Trustee                                     December 11, 2001
----------------------------
Candace L. Straight



/s/ Peter P. Trapp                   Trustee                                     December 11, 2001
----------------------------
Peter P. Trapp